Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class E,
3-Month LIBOR + 8.40%, 8.62% (A), 05/15/2030 (B)	$ 3,400,000	$ 3,185,674
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 7.51% (A), 10/15/2030 (B)	4,000,000	3,633,384
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 7.02% (A), 08/05/2027 (B)	2,000,000	1,761,840
Bain Capital Euro DAC
Series 2018-2X, Class D,
3-Month EURIBOR + 3.20%, 3.20% (A), 01/20/2032 (C)	EUR 4,750,000	5,711,749
Benefit Street Partners CLO II, Ltd.
Series 2013-IIA, Class DR,
3-Month LIBOR + 6.55%, 6.79% (A), 07/15/2029 (B)	$ 600,000	540,167
BlackRock European CLO VI DAC
Series 6X, Class DE,
3.10% (A), 07/15/2032 (C)	EUR 800,000	969,333
Carlyle Global Market Strategies CLO DAC
Series 2020-1X, Class C,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2033 (C)	2,175,000	2,624,816
CIFC European Funding CLO I DAC
Series 1X, Class D,
3-Month EURIBOR + 3.85%, 3.85% (A), 07/15/2032 (C)	2,250,000	2,755,407
Dryden 55 CLO, Ltd.
Series 2018-55A, Class F,
3-Month LIBOR + 7.20%, 7.44% (A), 04/15/2031 (B)	$ 3,000,000	2,698,749
Jubilee CLO BV
Series 2014-11X, Class DR,
3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2030 (C)	EUR 400,000	464,255
Series 2018-21X, Class D,
3-Month LIBOR + 3.55%, 3.55% (A), 01/15/2032 (C)	625,000	756,980
Laurelin DAC
Series 2016-1X, Class DR,
3-Month LIBOR + 3.42%, 3.42% (A), 10/20/2031 (C)	5,250,000	6,393,007
Man GLG Euro CLO I DAC
Series 1X, Class DRR,
3-Month EURIBOR + 2.45%, 2.45% (A), 10/15/2030 (C)	1,500,000	1,753,999

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Man GLG Euro CLO V DAC
Series 5X, Class D1,
3-Month EURIBOR + 3.55%, 3.55% (A), 12/15/2031 (C)	$ 500,000	$ 605,503
OAK Hill European Credit Partners VI DAC
Series 2017-6X, Class D,
2.35% (A), 01/20/2032 (C)	1,500,000	1,757,771
OCP CLO DAC
Series 2017-2X, Class D,
3-Month LIBOR + 2.75%, 2.75% (A), 01/15/2032 (C)	2,300,000	2,757,209
Octagon Investment Partners 18-R, Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 8.47% (A), 04/16/2031 (B)	$ 1,625,000	1,499,306
St. Paul’s CLO IX DAC
Series 9X, Class D,
3-Month EURIBOR + 2.50%, 2.50% (A), 11/15/2030 (C)	EUR 2,900,000	3,411,983
Voya CLO I DAC
Series 1X, Class D,
3-Month EURIBOR + 2.50%, 2.50% (A), 10/15/2030 (C)	1,500,000	1,779,032

Total Asset-Backed Securities (Cost $45,420,145)		45,060,164

CONVERTIBLE BOND - 0.0% (D)
Energy Equipment & Services - 0.0% (D)
Hi-Crush, Inc.
PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026 (E) (F) (G) (H)	$ 459,000	459,000

Total Convertible Bond (Cost $415,487)		459,000

CORPORATE DEBT SECURITIES - 68.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025 (B)	223,000	252,215
BAE Systems PLC
3.40%, 04/15/2030 (B)	831,000	925,939
Embraer Finance BV
5.40%, 02/01/2027	2,050,000	2,143,275
6.95%, 01/17/2028 (B)	350,000	393,925
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	175,000	204,635
Lockheed Martin Corp.
3.10%, 01/15/2023	647,000	678,853
Moog, Inc.
4.25%, 12/15/2027 (B)	1,579,000	1,638,212
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	1,391,000	1,492,140

		7,729,194

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	1,325,000	1,378,000

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics (continued)
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	$ 211,000	$ 211,991
United Parcel Service, Inc.
3.90%, 04/01/2025	107,000	120,289

		1,710,280

Airlines - 0.6%
American Airlines, Inc.
11.75%, 07/15/2025 (B)	2,065,000	2,395,606
Controladora Mabe SA de CV
5.60%, 10/23/2028 (C)	1,350,000	1,608,187
Delta Air Lines, Inc.
3.75%, 10/28/2029 (I)	289,000	283,388
4.38%, 04/19/2028	382,000	389,966
7.00%, 05/01/2025 (B)	1,576,000	1,827,500
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026 (B)	935,212	969,698
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (I)	964,000	932,791
5.00%, 02/01/2024 (I)	904,000	891,841

		9,298,977

Auto Components - 0.1%
Dana, Inc.
5.38%, 11/15/2027	869,000	912,450

Automobiles - 0.6%
FCE Bank PLC
1.13%, 02/10/2022, MTN (C)	EUR 1,200,000	1,452,619
Ford Motor Co.
4.75%, 01/15/2043	$ 2,923,000	2,950,196
6.63%, 10/01/2028	2,096,000	2,433,980
7.45%, 07/16/2031	209,000	266,997
8.50%, 04/21/2023	615,000	688,615
Nissan Motor Co., Ltd.
3.04%, 09/15/2023 (B)	200,000	210,032
Stellantis NV
4.50%, 07/07/2028 (C)	EUR 525,000	806,066

		8,808,505

Banks - 11.1%
ADCB Finance Cayman, Ltd.
4.00%, 03/29/2023, MTN (C)	$ 1,600,000	1,702,720
4.50%, 03/06/2023, MTN (C)	600,000	640,620
Akbank T.A.S.
5.13%, 03/31/2025, MTN (C)	400,000	407,667
6.80%, 02/06/2026 (B)	1,555,000	1,656,597
Al Ahli Bank of Kuwait KSCP
3.50%, 04/05/2022 (C)	1,000,000	1,031,350
Australia & New Zealand Banking Group, Ltd.
Fixed until 07/22/2025, 2.95% (A), 07/22/2030 (B)	637,000	671,751
Fixed until 06/15/2026 (J), 6.75% (A) (B)	563,000	660,286
Banco de Bogota SA
6.25%, 05/12/2026 (C)	2,000,000	2,265,000
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (C) (I)	1,500,000	1,664,032
Banco de Sabadell SA
Fixed until 03/11/2026, 1.13% (A), 03/11/2027 (C)	EUR 700,000	873,792
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027 (C)	$ 1,500,000	1,620,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.38%, 04/17/2025 (B)	$ 284,000	$ 325,024
Banco Santander SA
1.38%, 01/05/2026, MTN (C)	EUR 1,000,000	1,278,195
2.71%, 06/27/2024	$ 200,000	213,237
Bank Mandiri Persero Tbk PT
4.75%, 05/13/2025, MTN (C)	1,110,000	1,232,097
Bank of America Corp.
Fixed until 05/19/2023, 1.49% (A), 05/19/2024, MTN	324,000	331,153
Fixed until 07/23/2030, 1.90% (A), 07/23/2031, MTN	147,000	145,541
Fixed until 10/22/2024, 2.46% (A), 10/22/2025, MTN	307,000	325,129
2.63%, 04/19/2021, MTN	835,000	839,431
Fixed until 10/24/2050, 2.83% (A), 10/24/2051, MTN	1,097,000	1,085,887
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	2,152,000	2,449,391
Fixed until 03/20/2050, 4.08% (A), 03/20/2051, MTN	1,443,000	1,746,784
6.11%, 01/29/2037	2,132,000	3,004,670
Bank of China, Ltd.
5.00%, 11/13/2024 (C)	1,000,000	1,125,360
Bank of Montreal
2.05%, 11/01/2022, MTN	409,000	421,747
Bank of Nova Scotia
Fixed until 06/04/2025 (J), 4.90% (A)	2,187,000	2,348,401
BankUnited, Inc.
4.88%, 11/17/2025	79,000	90,584
5.13%, 06/11/2030	5,112,000	5,936,071
Barclays PLC
Fixed until 06/09/2024, 0.75% (A), 06/09/2025, MTN (C)	EUR 950,000	1,170,640
Fixed until 09/23/2030, 3.56% (A), 09/23/2035	$ 1,406,000	1,473,966
Fixed until 12/15/2025 (J), 6.13% (A) (I)	2,500,000	2,706,250
Fixed until 03/15/2022 (J), 7.88% (A) (C)	4,000,000	4,199,552
Fixed until 06/15/2024 (J), 8.00% (A)	2,963,000	3,322,264
BNP Paribas SA
Fixed until 09/01/2027, 0.50% (A), 09/01/2028 (C)	EUR 900,000	1,097,817
Fixed until 01/13/2026, 1.32% (A), 01/13/2027 (B)	$ 464,000	464,972
Fixed until 03/20/2021, 2.88% (A), 03/20/2026, MTN (C)	EUR 2,200,000	2,679,105
Fixed until 03/14/2022 (J), 6.75% (A) (B)	$ 3,305,000	3,451,676
Fixed until 03/30/2021 (J), 7.63% (A) (B)	400,000	403,000
CaixaBank SA
1.38%, 06/19/2026, MTN (C)	EUR 900,000	1,143,366
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023	$ 143,000	143,345
0.95%, 10/23/2025 (I)	102,000	102,549
2.25%, 01/28/2025	241,000	254,665
CBQ Finance, Ltd.
5.00%, 05/24/2023, MTN (C)	1,900,000	2,056,750
Citigroup, Inc.
Fixed until 01/29/2030, 2.67% (A), 01/29/2031	899,000	944,528
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	305,000	329,755
4.45%, 09/29/2027	169,000	196,863
4.65%, 07/23/2048	982,000	1,290,684
4.75%, 05/18/2046	477,000	615,415
5.30%, 05/06/2044	773,000	1,049,016
6.00%, 10/31/2033	883,000	1,200,262

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citizens Financial Group, Inc.
2.64%, 09/30/2032 (B)	$ 201,000	$ 206,214
Cooperatieve Rabobank UA
Fixed until 09/24/2025, 1.00% (A), 09/24/2026 (B)	350,000	351,146
Credit Agricole SA
0.13%, 12/09/2027, MTN	EUR 900,000	1,081,032
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	$ 250,000	257,828
2.81%, 01/11/2041 (B)	853,000	839,975
Fixed until 01/23/2024 (J), 7.88% (A) (B) (I)	4,000,000	4,505,000
Fixed until 12/23/2025 (J), 8.13% (A) (B)	1,553,000	1,875,248
Danske Bank A/S
Fixed until 02/12/2025, 1.38% (A), 02/12/2030, MTN (C)	EUR 1,400,000	1,728,531
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 210,000	225,546
Fixed until 06/26/2025 (J), 7.00% (A) (C)	500,000	555,000
DBS Group Holdings, Ltd.
Fixed until 02/27/2025 (J), 3.30% (A), MTN (C) (I)	5,000,000	5,136,250
Discover Bank
2.70%, 02/06/2030	541,000	572,459
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022, MTN (C)	1,000,000	1,028,120
First Horizon Bank
5.75%, 05/01/2030	563,000	681,263
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	202,000	204,406
Fixed until 03/30/2025 (J), 6.38% (A)	3,000,000	3,276,600
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	321,000	325,218
Fixed until 11/16/2026 (J), 5.75% (A)	2,050,000	2,221,688
Fixed until 04/16/2025 (J), 6.50% (A)	1,500,000	1,646,400
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (A), 09/16/2024	216,000	217,172
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	480,000	500,378
Fixed until 11/19/2040, 2.53% (A), 11/19/2041	4,876,000	4,820,052
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	298,000	318,459
Fixed until 01/23/2028, 3.51% (A), 01/23/2029	225,000	252,462
Fixed until 04/30/2024 (J), 6.13% (A)	635,000	686,235
Lloyds Banking Group PLC
Fixed until 06/27/2026 (J), 6.75% (A)	1,881,000	2,094,964
Fixed until 06/27/2024 (J), 7.50% (A)	2,300,000	2,557,600
Malayan Banking Bhd.
Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (C)	1,200,000	1,221,108
Metropolitan Bank & Trust Co.
2.13%, 01/15/2026, MTN (C)	1,900,000	1,942,737
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	298,000	312,835
2.56%, 02/25/2030	2,300,000	2,437,064
3.20%, 07/18/2029	3,500,000	3,880,783
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	418,000	442,079
Fixed until 07/16/2029, 3.15% (A), 07/16/2030	2,000,000	2,180,929

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024, MTN	$ 250,000	$ 250,079
2.15%, 10/07/2022 (B)	329,000	338,487
Natwest Group PLC
Fixed until 03/02/2025, 1.75% (A), 03/02/2026, MTN (C)	EUR 1,150,000	1,475,873
Fixed until 05/22/2023, 2.36% (A), 05/22/2024	$ 281,000	290,553
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	529,000	531,407
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	316,176
Fixed until 12/29/2025 (J), 6.00% (A) (I)	1,875,000	2,064,844
NatWest Markets PLC
2.38%, 05/21/2023 (B) (I)	515,000	535,179
Nordea Bank Abp
Fixed until 03/26/2026 (J), 6.63% (A) (B)	2,721,000	3,101,940
Oversea-Chinese Banking Corp., Ltd.
Fixed until 09/10/2025, 1.83% (A), 09/10/2030 (B)	510,000	515,635
4.25%, 06/19/2024, MTN (C)	1,300,000	1,423,488
Philippine National Bank
3.28%, 09/27/2024, MTN (C) (I)	2,000,000	2,116,000
Powszechna Kasa Oszczednosci Bank Polski SA via PKO Finance AB
4.63%, 09/26/2022 (C)	1,750,000	1,852,218
QNB Finance, Ltd.
2.13%, 09/07/2021, MTN (C)	1,250,000	1,260,449
3.50%, 03/28/2024, MTN (C)	550,000	589,298
Santander Holdings USA, Inc.
3.24%, 10/05/2026	82,000	88,928
Shinhan Bank Co., Ltd.
3.88%, 03/24/2026, MTN (C)	2,200,000	2,470,211
Signature Bank
Fixed until 10/15/2025, 4.00% (A), 10/15/2030	329,000	338,607
Skandinaviska Enskilda Banken AB
Fixed until 05/28/2021, 2.50% (A), 05/28/2026, MTN (C)	EUR 2,050,000	2,506,121
Societe Generale SA
Fixed until 11/18/2030 (J), 5.38% (A) (B)	$ 1,765,000	1,835,247
Fixed until 12/18/2023 (J), 7.88% (A) (B) (I)	2,000,000	2,196,260
Standard Chartered PLC
Fixed until 07/02/2026, 0.90% (A), 07/02/2027, MTN (C)	EUR 1,240,000	1,555,125
Fixed until 11/18/2030, 3.27% (A), 02/18/2036 (B)	$ 1,038,000	1,059,206
Fixed until 04/02/2022 (J), 7.50% (A) (B) (I)	3,488,000	3,660,307
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,000,000	2,042,231
SVB Financial Group
Fixed until 02/15/2031 (J), 4.10% (A) (K)	1,378,000	1,400,324
Synovus Bank
Fixed until 02/10/2022, 2.29% (A), 02/10/2023	271,000	274,624
Truist Bank
2.25%, 03/11/2030	1,004,000	1,035,208
Fixed until 09/17/2024, 2.64% (A), 09/17/2029	410,000	434,174
Turkiye Sinai Kalkinma Bankasi AS
5.88%, 01/14/2026 (B)	380,000	382,605

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA
Fixed until 06/16/2025, 1.25% (A), 06/16/2026, MTN (C)	EUR 620,000	$ 777,744
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	$ 350,000	354,628
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	3,012,000	3,235,852
United Overseas Bank, Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026, MTN (C)	1,300,000	1,319,175
Fixed until 10/19/2023 (J), 3.88% (A), MTN (C)	3,500,000	3,605,000
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028, MTN	268,000	282,608
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	1,796,000	1,872,420
4.30%, 07/22/2027, MTN	873,000	1,017,970
4.65%, 11/04/2044, MTN	2,448,000	2,986,252
Fixed until 04/04/2050, 5.01% (A), 04/04/2051, MTN	442,000	606,726
Woori Bank
5.13%, 08/06/2028, MTN (C)	1,900,000	2,268,049
Zions Bancorp NA
3.25%, 10/29/2029	2,001,000	2,086,133

		175,325,099

Beverages - 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	4,823,000	6,012,496
Anheuser-Busch InBev SA
3.70%, 04/02/2040 (C)	EUR 635,000	1,082,336
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 1,079,000	1,307,114
4.75%, 01/23/2029	140,000	169,594
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,094,000	1,088,202
Heineken NV
3.50%, 01/29/2028 (B)	395,000	443,780
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	948,000	1,083,273
4.50%, 11/15/2045	631,000	781,899
PepsiCo, Inc.
2.25%, 03/19/2025	164,000	174,533
2.88%, 10/15/2049	1,975,000	2,084,267

		14,227,494

Biotechnology - 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	1,326,000	1,543,741
4.25%, 11/21/2049	1,396,000	1,683,098
4.50%, 05/14/2035	512,000	630,024
Amgen, Inc.
3.15%, 02/21/2040	1,844,000	1,948,629
3.38%, 02/21/2050	608,000	652,424
5.15%, 11/15/2041	552,000	746,307
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	173,000	168,279
2.80%, 09/15/2050	657,000	612,002

		7,984,504

Building Products - 0.5%
Carrier Global Corp.
2.70%, 02/15/2031	307,000	324,276
2.72%, 02/15/2030	458,000	484,020
3.38%, 04/05/2040	1,476,000	1,564,067

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Griffon Corp.
5.75%, 03/01/2028	$ 1,754,000	$ 1,854,855
Masco Corp.
2.00%, 10/01/2030	873,000	879,265
Owens Corning
4.30%, 07/15/2047	781,000	917,126
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	1,420,000	1,402,250
Whirlpool Finance SARL
0.50%, 02/20/2028	EUR 685,000	841,262

		8,267,121

Capital Markets - 3.5%
Altice France Holding SA
6.00%, 02/15/2028 (B)	$ 1,420,000	1,430,650
Ameriprise Financial, Inc.
3.00%, 03/22/2022	157,000	161,771
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (J), 4.70% (A)	1,667,000	1,825,382
Beijing State-Owned Assets Management Hong Kong Co., Ltd.
4.13%, 05/26/2025 (C)	3,048,000	3,275,442
Charles Schwab Corp.
3.85%, 05/21/2025	420,000	472,843
Fixed until 06/01/2025 (J), 5.38% (A)	2,270,000	2,515,977
China Great Wall International Holdings V, Ltd.
2.38%, 08/18/2030 (C)	2,000,000	1,945,083
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	259,760
Fixed until 04/02/2025, 3.25% (A), 04/02/2026, MTN (C)	EUR 900,000	1,228,555
Fixed until 04/01/2030, 4.19% (A), 04/01/2031 (B)	$ 288,000	333,643
Fixed until 09/03/2030 (J), 4.50% (A) (B)	1,765,000	1,747,350
Fixed until 02/11/2027 (J), 5.25% (A) (B)	1,667,000	1,762,769
Fixed until 07/17/2023 (J), 7.50% (A) (B)	1,745,000	1,899,398
Fixed until 12/11/2023 (J), 7.50% (A) (B)	1,700,000	1,883,661
Deutsche Bank AG
1.75%, 01/17/2028, MTN (C)	EUR 1,000,000	1,271,497
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$ 152,000	156,279
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	949,000	991,705
Goldman Sachs Group, Inc.
1.63%, 07/27/2026, MTN (C)	EUR 1,150,000	1,500,253
3.50%, 11/16/2026	$ 177,000	196,851
3.80%, 03/15/2030	150,000	172,972
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	1,001,000	1,183,879
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	2,451,000	3,024,388
6.75%, 10/01/2037	1,048,000	1,549,035
Huarong Finance Co., Ltd.
Fixed until 11/07/2022 (J), 4.00% (A), MTN (C)	2,750,000	2,806,375
4.95%, 11/07/2047, MTN (C)	1,000,000	1,102,560
Huarong Finance II Co., Ltd.
5.00%, 11/19/2025, MTN (C)	2,800,000	3,164,924
Intercontinental Exchange, Inc.
3.00%, 06/15/2050	377,000	380,712
JAB Holdings BV
2.50%, 06/25/2029 (C)	EUR 1,000,000	1,400,762
LPL Holdings, Inc.
4.63%, 11/15/2027 (B)	$ 410,000	427,938
5.75%, 09/15/2025 (B)	1,125,000	1,161,990

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Mirae Asset Daewoo Co., Ltd.
2.63%, 07/30/2025 (C)	$ 1,800,000	$ 1,867,446
Morgan Stanley
Fixed until 01/25/2051, 2.80% (A), 01/25/2052, MTN	341,000	340,348
Fixed until 04/01/2030, 3.62% (A), 04/01/2031, MTN	392,000	445,796
3.63%, 01/20/2027	484,000	549,092
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	1,329,000	1,585,053
5.00%, 11/24/2025	36,000	42,493
SURA Asset Management SA
4.38%, 04/11/2027 (C)	750,000	842,820
4.88%, 04/17/2024 (C)	1,550,000	1,699,575
UBS AG
Fixed until 02/12/2021, 4.75% (A), 02/12/2026, MTN (C)	EUR 2,315,000	2,811,907
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 612,000	634,249
Fixed until 01/31/2024 (J), 7.00% (A) (B)	3,225,000	3,539,438

		55,592,621

Chemicals - 1.5%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	128,000	134,328
Albemarle Wodgina Pty, Ltd.
3.45%, 11/15/2029	992,000	1,050,496
Braskem Finance BV
4.50%, 01/10/2028 - 01/31/2030 (B)	1,880,000	1,922,402
4.50%, 01/31/2030 (C)	1,010,000	1,026,413
5.88%, 01/31/2050 (C)	985,000	1,003,961
Braskem Idesa SAPI
7.45%, 11/15/2029 (C)	540,000	525,015
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.30%, 05/01/2023 (B)	70,000	74,228
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	1,244,000	1,265,770
Covestro AG
1.38%, 06/12/2030, MTN (C)	EUR 600,000	784,328
Dow Chemical Co.
4.80%, 11/30/2028	$ 110,000	134,122
Ecolab, Inc.
2.38%, 08/10/2022	375,000	386,228
Equate Petrochemical BV
3.00%, 03/03/2022 (C)	1,700,000	1,730,634
Huntsman International LLC
4.50%, 05/01/2029	659,000	757,974
LYB International Finance III LLC
3.80%, 10/01/2060	696,000	720,495
MEGlobal Canada ULC
5.88%, 05/18/2030 (B)	1,236,000	1,535,112
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	1,085,000	1,139,250
OCI NV
5.25%, 11/01/2024 (B)	1,340,000	1,390,250
Sasol Financing USA LLC
5.88%, 03/27/2024	1,800,000	1,894,500
Tronox, Inc.
6.50%, 04/15/2026 (B)	1,400,000	1,443,750
Unigel Luxembourg SA
8.75%, 10/01/2026 (B)	900,000	954,693

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR 1,230,000	$ 1,558,343
4.38%, 11/15/2047	$ 939,000	1,084,902
Yingde Gases Investment, Ltd.
6.25%, 01/19/2023 (C) (I)	1,420,000	1,464,106

		23,981,300

Commercial Services & Supplies - 1.1%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B)	2,870,000	2,123,800
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 07/15/2027 (B) (I)	1,226,000	1,246,695
Brink’s Co.
4.63%, 10/15/2027 (B)	1,120,000	1,168,334
Covanta Holding Corp.
5.00%, 09/01/2030	1,423,000	1,494,150
Garda World Security Corp.
4.63%, 02/15/2027 (B)	1,455,000	1,476,825
Harsco Corp.
5.75%, 07/31/2027 (B)	1,195,000	1,238,319
KAR Auction Services, Inc.
5.13%, 06/01/2025 (B)	1,174,000	1,204,817
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (B)	705,000	754,650
5.88%, 10/01/2030 (B)	1,114,000	1,235,147
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (B)	1,415,000	1,549,142
6.25%, 01/15/2028 (B)	1,800,000	1,917,000
Sotheby’s
7.38%, 10/15/2027 (B) (I)	1,285,000	1,394,225
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/2049	980,000	1,260,886

		18,063,990

Construction & Engineering - 0.2%
IHS Holdco BV
8.00%, 09/18/2027 (C)	1,850,000	1,981,812
Mattamy Group Corp.
5.25%, 12/15/2027 (B)	1,426,000	1,500,865

		3,482,677

Construction Materials - 0.2%
Cemex SAB de CV
7.38%, 06/05/2027 (B)	600,000	677,100
7.38%, 06/05/2027 (C)	780,000	880,230
CRH Funding BV
1.63%, 05/05/2030 (C)	EUR 755,000	1,021,806
Holcim Finance Luxembourg SA
0.50%, 04/23/2031 (C)	800,000	971,422

		3,550,558

Consumer Finance - 1.2%
Altice Financing SA
5.00%, 01/15/2028 (B)	$ 1,506,000	1,543,650
American Express Co.
3.40%, 02/22/2024	128,000	138,746
4.20%, 11/06/2025	107,000	123,444
BMW US Capital LLC
3.10%, 04/12/2021 (B)	180,000	181,006
Credit Acceptance Corp.
6.63%, 03/15/2026	1,264,000	1,339,840
Credito Real SAB de CV SOFOM ER
8.00%, 01/21/2028 (B)	690,000	711,011

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	$ 351,000	$ 353,473
Enova International, Inc.
8.50%, 09/01/2024 - 09/15/2025 (B)	2,562,000	2,508,480
FirstCash, Inc.
4.63%, 09/01/2028 (B)	1,289,000	1,336,113
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	866,000	886,031
General Motors Financial Co., Inc.
0.85%, 02/26/2026 (C)	EUR 1,500,000	1,850,629
2.35%, 01/08/2031	$ 682,000	676,562
2.75%, 06/20/2025	152,000	161,488
3.20%, 07/06/2021	461,000	465,175
goeasy, Ltd.
5.38%, 12/01/2024 (B)	1,256,000	1,309,380
Hyundai Capital America
3.40%, 06/20/2024 (B)	137,000	147,630
5.88%, 04/07/2025 (B)	1,500,000	1,776,040
John Deere Capital Corp.
0.70%, 01/15/2026 (I)	290,000	289,181
3.65%, 10/12/2023	79,000	86,021
OneMain Finance Corp.
5.38%, 11/15/2029	682,000	750,200
6.88%, 03/15/2025	722,000	828,495
PACCAR Financial Corp.
0.80%, 06/08/2023, MTN	103,000	104,091
Synchrony Financial
4.50%, 07/23/2025	417,000	470,141
Volkswagen International Finance NV
Fixed until 06/17/2025 (J), 3.50% (A) (C)	EUR 500,000	636,507
4.13%, 11/16/2038 (C)	600,000	1,036,420

		19,709,754

Containers & Packaging - 0.4%
Cascades, Inc. / Cascades USA, Inc.
5.38%, 01/15/2028 (B)	$ 848,000	895,700
Intertape Polymer Group, Inc.
7.00%, 10/15/2026 (B)	1,260,000	1,329,527
Klabin Austria GmbH
7.00%, 04/03/2049 (B)	956,000	1,198,585
7.00%, 04/03/2049 (C)	450,000	564,187
Silgan Holdings, Inc.
4.75%, 03/15/2025	875,000	889,219
Sonoco Products Co.
3.13%, 05/01/2030	256,000	279,058
Trivium Packaging Finance BV
8.50%, 08/15/2027 (B) (I)	1,275,000	1,383,375

		6,539,651

Distributors - 0.3%
Genuine Parts Co.
1.88%, 11/01/2030	696,000	683,296
Ingram Micro, Inc.
5.45%, 12/15/2024	1,975,000	2,274,453
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	1,000,000	1,055,970

		4,013,719

Diversified Consumer Services - 0.0% (D)
Ford Foundation
2.82%, 06/01/2070	547,000	558,561

Diversified Financial Services - 2.0%
CDBL Funding 1
3.50%, 10/24/2027, MTN (C)	2,820,000	3,043,062

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
China Development Bank Financial Leasing Co., Ltd.
Fixed until 09/28/2025, 2.88% (A), 09/28/2030 (C)	$ 2,000,000	$ 2,055,040
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	1,653,000	1,743,915
GE Capital European Funding Unlimited Co.
6.03%, 03/01/2038, MTN	EUR 595,000	1,157,538
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	$ 313,000	346,004
4.42%, 11/15/2035	3,081,000	3,601,963
Genworth Mortgage Holdings, Inc.
6.50%, 08/15/2025 (B)	464,000	494,740
ICBCIL Finance Co., Ltd.
3.63%, 11/15/2027, MTN (C)	3,202,000	3,546,151
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,928,000	1,865,976
LD Holdings Group LLC
6.50%, 11/01/2025 (B)	1,435,000	1,524,687
Lukoil Securities BV
3.88%, 05/06/2030 (B)	2,000,000	2,132,000
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	482,000	521,081
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	624,000	653,640
Fixed until 04/20/2026, 5.25% (A), 04/20/2046	352,000	391,600
Power Finance Corp., Ltd.
3.95%, 04/23/2030, MTN (C)	1,000,000	1,051,800
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.63%, 03/01/2029 (B)	941,000	941,423
Unifin Financiera SAB de CV
7.25%, 09/27/2023 (C)	500,000	492,500
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	680,000	698,380
Xingsheng BVI Co., Ltd.
4.50%, 09/20/2021 (C)	4,800,000	4,883,568

		31,145,068

Diversified Telecommunication Services - 2.2%
AT&T, Inc.
3.15%, 09/04/2036	EUR 635,000	947,866
3.55%, 09/15/2055 (B)	$ 795,000	756,404
3.80%, 12/01/2057 (B)	952,000	943,325
4.50%, 05/15/2035	772,000	914,573
4.75%, 05/15/2046	1,472,000	1,757,339
4.85%, 07/15/2045	2,370,000	2,798,326
4.90%, 08/15/2037	1,237,000	1,506,014
Cablevision Lightpath LLC
3.88%, 09/15/2027 (B)	780,000	783,978
5.63%, 09/15/2028 (B)	211,000	216,275
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (B)	1,849,000	1,975,287
Frontier Communications Corp.
5.00%, 05/01/2028 (B)	1,437,000	1,490,887
Hughes Satellite Systems Corp.
6.63%, 08/01/2026 (I)	2,024,000	2,287,869

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
5.13%, 12/15/2026 (B) (I)	$ 1,973,000	$ 2,098,049
7.50%, 04/01/2024	514,000	579,427
Ooredoo International Finance, Ltd.
3.25%, 02/21/2023, MTN (C)	2,200,000	2,299,000
Telefonica Emisiones SA
4.67%, 03/06/2038	896,000	1,064,384
5.21%, 03/08/2047	669,000	843,922
Telesat Canada / Telesat LLC
6.50%, 10/15/2027 (B) (I)	2,160,000	2,287,613
TELUS Corp.
4.30%, 06/15/2049	456,000	556,132
Verizon Communications, Inc.
1.50%, 09/18/2030	261,000	252,705
2.99%, 10/30/2056 (B)	5,423,000	5,178,629
3.00%, 03/22/2027	173,000	190,267
3.38%, 02/15/2025	115,000	126,454
4.02%, 12/03/2029	168,000	196,775
4.27%, 01/15/2036	368,000	447,541
4.40%, 11/01/2034	749,000	914,318
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (B)	1,289,000	1,340,776

		34,754,135

Electric Utilities - 4.1%
ACEA SpA
1.50%, 06/08/2027, MTN (C)	EUR 530,000	693,388
AEP Transmission Co. LLC
3.80%, 06/15/2049	$ 663,000	788,537
Avangrid, Inc.
3.20%, 04/15/2025	283,000	309,252
Castle Peak Power Finance Co., Ltd.
2.20%, 06/22/2030, MTN (C)	2,500,000	2,535,456
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049	348,000	448,366
China Huadian Overseas Development Management Co., Ltd.
Fixed until 05/29/2024 (J), 4.00% (A) (C)	3,750,000	3,902,442
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	155,225
CLP Power Hong Kong Financing, Ltd.
2.50%, 06/30/2035, MTN (C)	2,750,000	2,781,644
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	70,000	106,586
DTE Electric Co.
2.95%, 03/01/2050	735,000	778,856
3.95%, 03/01/2049	1,279,000	1,593,389
Duke Energy Carolinas LLC
3.75%, 06/01/2045	1,468,000	1,702,737
Duke Energy Indiana LLC
3.25%, 10/01/2049	1,245,000	1,343,380
Electricite de France SA
Fixed until 07/04/2024 (J), 4.00% (A) (C)	EUR 900,000	1,171,379
5.00%, 09/21/2048 (B)	$ 1,705,000	2,230,413
Emera US Finance, LP
4.75%, 06/15/2046	468,000	577,807
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (B)	845,000	898,658
Enel Finance International NV
4.25%, 09/14/2023 (B)	200,000	218,188
4.75%, 05/25/2047 (B)	510,000	658,926
Energuate Trust
5.88%, 05/03/2027 (C)	520,000	551,980
Engie Energia Chile SA
3.40%, 01/28/2030 (B)	253,000	272,608
Entergy Arkansas LLC
2.65%, 06/15/2051	1,082,000	1,053,286

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Texas, Inc.
4.50%, 03/30/2039	$ 557,000	$ 682,950
Evergy Kansas Central, Inc.
3.45%, 04/15/2050	931,000	1,037,267
Exelon Corp.
4.70%, 04/15/2050	550,000	704,195
Fenix Power Peru SA
4.32%, 09/20/2027 (C)	1,614,706	1,707,568
FirstEnergy Corp.
7.38%, 11/15/2031	984,000	1,380,483
Georgia Power Co.
4.30%, 03/15/2042	707,000	859,536
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (B)	500,000	533,750
4.75%, 01/15/2051 (C)	1,000,000	1,067,500
Interstate Power & Light Co.
3.50%, 09/30/2049	353,000	395,230
Israel Electric Corp., Ltd.
5.00%, 11/12/2024 (C)	1,650,000	1,869,764
Kentucky Utilities Co.
3.30%, 06/01/2050	274,000	294,489
Lamar Funding, Ltd.
3.96%, 05/07/2025 (C)	800,000	789,574
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	505,000	501,030
Minejesa Capital BV
4.63%, 08/10/2030 (C)	1,500,000	1,621,800
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (C)	1,360,000	1,379,436
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (B)	1,100,000	1,166,110
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	509,000	520,656
3.63%, 02/15/2031 (B)	1,465,000	1,525,431
NSTAR Electric Co.
3.95%, 04/01/2030	151,000	179,942
Oklahoma Gas & Electric Co.
3.85%, 08/15/2047	27,000	31,273
OmGrid Funding, Ltd.
5.20%, 05/16/2027 (C)	1,500,000	1,525,812
Orazul Energy Egenor SCA
5.63%, 04/28/2027 (C)	1,500,000	1,569,375
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,241,000	1,239,020
4.30%, 03/15/2045	582,000	605,404
PacifiCorp
4.15%, 02/15/2050	1,106,000	1,379,342
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	1,345,000	1,422,472
PECO Energy Co.
3.00%, 09/15/2049	591,000	626,608
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027, MTN (C)	1,500,000	1,646,250
Public Service Electric & Gas Co.
3.20%, 08/01/2049, MTN	498,000	550,119
Puget Sound Energy, Inc.
4.22%, 06/15/2048	1,092,000	1,357,955
RTE Reseau de Transport d’Electricite SADIR
1.13%, 07/08/2040, MTN (C)	EUR 1,400,000	1,861,241
Southern California Edison Co.
2.95%, 02/01/2051	$ 456,000	435,062
3.65%, 02/01/2050	859,000	921,521

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Public Service Co.
4.50%, 08/15/2041	$ 1,142,000	$ 1,438,149
SPIC Senior Perpetual Bond Co., Ltd.
Fixed until 05/21/2022 (J), 5.80% (A) (C)	1,205,000	1,262,218
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	1,801,000	1,873,040
Union Electric Co.
2.95%, 06/15/2027	151,000	166,986
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	1,367,000	1,443,962

		64,345,023

Electrical Equipment - 0.2%
Emerson Electric Co.
0.88%, 10/15/2026	145,000	144,555
EnerSys
4.38%, 12/15/2027 (B)	535,000	569,267
5.00%, 04/30/2023 (B)	525,000	551,906
Hubbell, Inc.
3.35%, 03/01/2026	122,000	134,235
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	432,000	477,877
3.30%, 09/15/2046 (B)	1,660,000	1,843,289

		3,721,129

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
4.00%, 04/01/2025	112,000	121,733
Corning, Inc.
5.45%, 11/15/2079	2,206,000	2,903,121
Trimble, Inc.
4.75%, 12/01/2024	19,000	21,540

		3,046,394

Energy Equipment & Services - 0.9%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	1,332,000	1,398,134
Azure Power Solar Energy Pvt, Ltd.
5.65%, 12/24/2024, MTN (C)	970,000	1,032,517
ChampionX Corp.
6.38%, 05/01/2026	1,140,000	1,195,860
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024 (I)	2,096,000	1,970,240
6.50%, 10/01/2025	150,000	138,795
8.00%, 01/15/2027	862,000	818,900
Greenko Mauritius, Ltd.
6.25%, 02/21/2023 (C)	1,410,000	1,452,960
Halliburton Co.
2.92%, 03/01/2030 (I)	463,000	478,221
4.75%, 08/01/2043	373,000	410,339
Neerg Energy, Ltd.
6.00%, 02/13/2022 (C) (I)	1,860,000	1,883,250
Nine Energy Service, Inc.
8.75%, 11/01/2023 (B)	1,384,000	574,360
ReNew Power Pvt, Ltd.
6.45%, 09/27/2022 (C)	1,430,000	1,479,335
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	144,000	162,874
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	1,531,000	1,600,201

		14,595,986

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.3%
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (B)	$ 235,000	$ 236,763
4.75%, 10/15/2027 (B)	1,171,000	1,173,928
Netflix, Inc.
4.88%, 06/15/2030 (B) (I)	2,181,000	2,636,207
Walt Disney Co.
2.20%, 01/13/2028	242,000	255,781
2.75%, 09/01/2049	961,000	943,838
3.80%, 05/13/2060	234,000	275,675

		5,522,192

Equity Real Estate Investment Trusts - 2.0%
American Tower Corp.
2.25%, 01/15/2022	740,000	753,241
3.10%, 06/15/2050	596,000	587,916
3.60%, 01/15/2028	22,000	24,673
Columbia Property Trust Operating Partnership, LP
4.15%, 04/01/2025	138,000	146,530
Crown Castle International Corp.
4.30%, 02/15/2029	121,000	141,131
5.20%, 02/15/2049	574,000	756,905
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	1,320,000	1,362,504
Digital Dutch Finco BV
1.00%, 01/15/2032 (C)	EUR 1,290,000	1,603,802
ESH Hospitality, Inc.
4.63%, 10/01/2027 (B)	$ 1,410,000	1,441,697
Federal Realty Investment Trust
1.25%, 02/15/2026	203,000	205,434
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (B)	495,000	512,983
6.00%, 04/15/2025 (B)	1,255,000	1,333,437
Host Hotels & Resorts, LP
3.50%, 09/15/2030	1,895,000	1,957,088
iStar, Inc.
4.25%, 08/01/2025	480,000	471,600
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027	1,151,000	1,294,230
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	639,000	647,694
5.00%, 10/15/2027	655,000	691,156
National Health Investors, Inc.
3.00%, 02/01/2031	493,000	488,389
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	693,000	721,032
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	1,430,000	1,497,925
Piedmont Operating Partnership, LP
3.15%, 08/15/2030	920,000	932,298
Prologis, LP
2.13%, 04/15/2027	604,000	642,054
Public Storage
0.88%, 01/24/2032	EUR 650,000	805,862
Rexford Industrial Realty, LP
2.13%, 12/01/2030	$ 362,000	357,680
Sabra Health Care, LP
5.13%, 08/15/2026	1,331,000	1,506,225

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Scentre Group Trust 1 / Scentre Group Trust 2
1.45%, 03/28/2029, MTN (C)	EUR 1,005,000	$ 1,302,856
Scentre Group Trust 2
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	$ 1,909,000	1,987,637
Service Properties Trust
4.38%, 02/15/2030	1,067,000	970,975
4.75%, 10/01/2026	272,000	262,480
4.95%, 10/01/2029 (I)	160,000	152,439
5.50%, 12/15/2027	131,000	139,842
Simon Property Group, LP
2.65%, 07/15/2030	264,000	274,314
3.25%, 09/13/2049	2,725,000	2,694,488
3.38%, 12/01/2027	17,000	19,010
Trust Fibra Uno
4.87%, 01/15/2030 (B)	930,000	1,039,740
6.39%, 01/15/2050 (C)	500,000	585,500
Unibail-Rodamco-Westfield SE
1.38%, 12/04/2031, MTN (C)	EUR 800,000	986,857
VEREIT Operating Partnership, LP
2.85%, 12/15/2032	$ 439,000	451,648

		31,751,272

Food & Staples Retailing - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (B) (K)	612,000	605,993
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (B)	1,710,000	1,792,012
5.75%, 03/15/2025	49,000	50,654
5.88%, 02/15/2028 (B)	980,000	1,057,175
Auchan Holding SA
3.25%, 07/23/2027, MTN (C)	EUR 1,000,000	1,414,093
C&S Group Enterprises LLC
5.00%, 12/15/2028 (B)	$ 1,480,000	1,473,525
Cencosud SA
4.38%, 07/17/2027 (C)	1,600,000	1,791,050
Sysco Corp.
2.40%, 02/15/2030	139,000	142,938
4.45%, 03/15/2048	592,000	691,208
5.95%, 04/01/2030	116,000	149,695
6.60%, 04/01/2050	582,000	873,197
Tesco Corporate Treasury Services PLC
0.88%, 05/29/2026, MTN (C)	EUR 1,000,000	1,256,658
US Foods, Inc.
6.25%, 04/15/2025 (B)	$ 761,000	812,451
Walmart, Inc.
2.55%, 04/11/2023	293,000	306,150

		12,416,799

Food Products - 1.5%
BRF SA
4.88%, 01/24/2030 (C)	500,000	531,095
5.75%, 09/21/2050 (B)	590,000	620,975
ConAgra Brands, Inc.
5.40%, 11/01/2048	1,350,000	1,864,833
7.00%, 10/01/2028	115,000	155,036
Cydsa SAB de CV
6.25%, 10/04/2027 (C)	380,000	404,202
Dole Food Co., Inc.
7.25%, 06/15/2025 (B)	1,885,000	1,946,263
Gruma SAB de CV
4.88%, 12/01/2024 (C)	1,000,000	1,120,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Grupo KUO SAB de CV
5.75%, 07/07/2027 (C)	$ 1,740,000	$ 1,821,780
Kraft Heinz Foods Co.
4.88%, 10/01/2049	1,037,000	1,162,698
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (B)	1,015,000	1,197,700
Land O’Lakes, Inc.
7.00%, 09/18/2028 (B) (J)	4,820,000	4,881,744
MARB BondCo PLC
3.95%, 01/29/2031 (B)	500,000	497,500
Mars, Inc.
2.38%, 07/16/2040 (B)	776,000	769,645
Minerva Luxembourg SA
6.50%, 09/20/2026 (C)	1,250,000	1,315,625
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	225,000	251,972
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	830,000	883,286
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (C)	500,000	547,625
Sigma Finance BV
4.88%, 03/27/2028 (C)	1,350,000	1,560,951
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	100,000	111,588
5.20%, 04/01/2029 (B)	353,000	418,467
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025 (B)	315,000	341,775
6.95%, 10/30/2025 (C)	520,000	564,200

		22,968,960

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.49%, 03/04/2049 (B)	39,000	50,193
China Resources Gas Group, Ltd.
4.50%, 04/05/2022, MTN (C)	1,000,000	1,036,930
ONE Gas, Inc.
4.50%, 11/01/2048	1,088,000	1,413,109

		2,500,232

Health Care Equipment & Supplies - 0.3%
Becton Dickinson & Co.
1.90%, 12/15/2026	EUR 780,000	1,025,331
4.69%, 12/15/2044	$ 568,000	720,383
DH Europe Finance II SARL
3.25%, 11/15/2039	1,541,000	1,684,852
Stryker Corp.
1.00%, 12/03/2031	EUR 1,235,000	1,571,797

		5,002,363

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	$ 275,000	289,438
5.50%, 07/01/2028 (B)	817,000	872,147
Cardinal Health, Inc.
4.60%, 03/15/2043	129,000	149,699
4.90%, 09/15/2045	1,085,000	1,300,837
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	1,300,000	1,365,000
6.88%, 04/15/2029 (B) (K)	679,000	690,665
CVS Health Corp.
2.70%, 08/21/2040	445,000	433,851
4.13%, 04/01/2040	248,000	287,917
4.25%, 04/01/2050	374,000	448,799
4.30%, 03/25/2028	561,000	658,450
4.78%, 03/25/2038	474,000	585,205
5.05%, 03/25/2048	1,236,000	1,612,379

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
3.50%, 09/01/2030	$ 2,120,000	$ 2,197,752
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	785,000	998,078
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	946,000	963,737
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (B) (I)	1,515,000	1,501,744
Tenet Healthcare Corp.
4.63%, 07/15/2024	1,100,000	1,120,570
6.13%, 10/01/2028 (B)	1,870,000	1,958,825
UnitedHealth Group, Inc.
1.25%, 01/15/2026	198,000	202,417
3.75%, 07/15/2025	451,000	510,724
4.25%, 06/15/2048	1,245,000	1,581,529

		19,729,763

Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc.
5.88%, 04/04/2027 (B)	578,000	606,906
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	1,400,000	1,429,750
Boyd Gaming Corp.
4.75%, 12/01/2027	1,431,000	1,472,141
Brinker International, Inc.
5.00%, 10/01/2024 (B)	809,000	841,360
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (B)	2,000,000	2,116,060
Carnival Corp.
7.63%, 03/01/2026 (B)	297,000	314,078
Dave & Buster’s, Inc.
7.63%, 11/01/2025 (B)	1,445,000	1,517,250
Genting New York LLC / GENNY Capital, Inc.
3.30%, 02/15/2026 (B) (K)	1,176,000	1,183,511
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.13%, 12/01/2024	1,307,000	1,365,815
McDonald’s Corp.
3.63%, 09/01/2049, MTN	440,000	494,493
4.20%, 04/01/2050, MTN	431,000	528,541
4.45%, 03/01/2047, MTN	434,000	539,528
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029 (B)	1,037,000	1,090,612
NCL Corp., Ltd.
3.63%, 12/15/2024 (B)	2,005,000	1,774,425
5.88%, 03/15/2026 (B)	535,000	529,650
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (B) (I)	1,265,000	1,359,875
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (B)	1,395,000	1,440,337
Six Flags Entertainment Corp.
5.50%, 04/15/2027 (B)	1,175,000	1,187,102
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/2029 (B)	183,000	183,000
VOC Escrow, Ltd.
5.00%, 02/15/2028 (B)	1,875,000	1,819,444
Wyndham Destinations, Inc.
6.00%, 04/01/2027	1,355,000	1,496,835
Wynn Macau, Ltd.
5.13%, 12/15/2029 (B)	1,475,000	1,487,593

		24,778,306

Household Durables - 0.1%
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 03/14/2026 (C)	1,740,000	1,923,988

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (B)	$ 1,135,000	$ 1,160,538
Kimberly-Clark Corp.
3.10%, 03/26/2030	535,000	603,087
3.20%, 07/30/2046	250,000	281,384

		2,045,009

Independent Power & Renewable Electricity Producers - 0.5%
AES Corp.
2.45%, 01/15/2031 (B)	1,431,000	1,431,943
Calpine Corp.
3.75%, 03/01/2031 (B)	1,775,000	1,726,188
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	940,000	1,011,778
5.00%, 09/15/2026	1,250,000	1,296,875
Termocandelaria Power, Ltd.
7.88%, 01/30/2029 (C)	1,674,250	1,818,654

		7,285,438

Industrial Conglomerates - 0.3%
General Electric Co.
3.63%, 05/01/2030	198,000	219,620
4.25%, 05/01/2040	850,000	968,234
4.35%, 05/01/2050	946,000	1,089,613
Honeywell International, Inc.
0.48%, 08/19/2022	117,000	117,153
KOC Holding AS
6.50%, 03/11/2025 (C)	1,400,000	1,521,296
Roper Technologies, Inc.
2.80%, 12/15/2021	341,000	347,571

		4,263,487

Insurance - 3.0%
Ageas SA
Fixed until 07/02/2029, 3.25% (A), 07/02/2049 (C)	EUR 1,200,000	1,643,957
Allianz SE
Fixed until 11/17/2025 (J), 3.50% (A) (B)	$ 200,000	201,876
Fixed until 10/24/2023 (J), 4.75% (A), MTN (C)	EUR 500,000	672,081
American International Group, Inc.
4.38%, 01/15/2055	$ 1,225,000	1,500,072
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048 (I)	2,100,000	2,388,750
Athene Global Funding
1.13%, 09/02/2025, MTN (C)	EUR 1,815,000	2,277,696
Athene Holding, Ltd.
3.50%, 01/15/2031	$ 852,000	892,816
6.15%, 04/03/2030	1,852,000	2,304,033
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	395,000	404,612
Brighthouse Financial, Inc.
4.70%, 06/22/2047	637,000	671,631
5.63%, 05/15/2030	2,183,000	2,671,087
Chubb INA Holdings, Inc.
1.55%, 03/15/2028	EUR 630,000	833,620
Credit Agricole Assurances SA
Fixed until 09/27/2028, 4.75% (A), 09/27/2048 (C)	1,200,000	1,788,125
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (J), 4.00% (A) (C)	$ 3,500,000	3,806,250

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Enstar Finance LLC
Fixed until 09/01/2025, 5.75% (A), 09/01/2040	$ 2,100,000	$ 2,191,959
Enstar Group, Ltd.
4.95%, 06/01/2029	927,000	1,064,236
Fairfax Financial Holdings, Ltd.
2.75%, 03/29/2028 (C)	EUR 670,000	893,150
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	$ 182,000	197,856
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (B) (K)	2,374,000	2,319,303
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	976,000	1,078,098
Markel Corp.
Fixed until 06/01/2025 (J), 6.00% (A) (I)	2,667,000	2,928,713
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	791,000	912,287
4.45%, 05/15/2069 (B)	1,248,000	1,632,078
Nippon Life Insurance Co.
Fixed until 01/21/2031, 2.75% (A), 01/21/2051 (B)	1,830,000	1,810,648
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059 (B)	587,000	651,696
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (B)	893,000	945,819
Principal Life Global Funding II
0.50%, 01/08/2024 (B)	153,000	153,115
Progressive Corp.
3.95%, 03/26/2050	248,000	313,474
Prudential Financial, Inc.
1.50%, 03/10/2026, MTN	343,000	353,907
3.00%, 03/10/2040, MTN	498,000	527,661
Fixed until 06/15/2023, 5.63% (A), 06/15/2043	463,000	498,066
5.70%, 12/14/2036, MTN	1,640,000	2,328,343
Fixed until 09/15/2028, 5.70% (A), 09/15/2048 (I)	99,000	114,996
QBE Insurance Group, Ltd.
Fixed until 05/12/2025 (J), 5.88% (A) (B) (I)	1,742,000	1,894,251
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	1,582,000	1,924,635
Unum Group
4.50%, 03/15/2025	64,000	72,734
Willis North America, Inc.
3.88%, 09/15/2049	739,000	867,773

		47,731,404

Interactive Media & Services - 0.1%
Alphabet, Inc.
2.05%, 08/15/2050	915,000	823,595
Tencent Holdings, Ltd.
3.24%, 06/03/2050 (B)	1,000,000	996,786

		1,820,381

Internet & Catalog Retail - 0.1%
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (B)	1,310,000	1,378,775

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	231,000	249,352
4.80%, 12/05/2034	402,000	535,833

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail (continued)
Prosus NV
5.50%, 07/21/2025 (C)	$ 1,300,000	$ 1,491,880

		2,277,065

IT Services - 0.7%
Alliance Data Systems Corp.
4.75%, 12/15/2024 (B)	1,515,000	1,537,725
Automatic Data Processing, Inc.
1.25%, 09/01/2030	192,000	185,925
Banff Merger Sub, Inc.
9.75%, 09/01/2026 (B)	995,000	1,058,431
Fiserv, Inc.
1.63%, 07/01/2030	EUR 1,120,000	1,494,302
Global Payments, Inc.
3.80%, 04/01/2021	$ 297,000	297,820
International Business Machines Corp.
2.95%, 05/15/2050	1,206,000	1,214,780
Leidos, Inc.
3.63%, 05/15/2025 (B)	100,000	111,017
4.38%, 05/15/2030 (B)	803,000	949,821
Mastercard, Inc.
2.00%, 03/03/2025	193,000	203,429
3.80%, 11/21/2046	1,785,000	2,155,328
3.85%, 03/26/2050	296,000	368,025
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.75%, 06/01/2025 (B)	790,000	812,712
Visa, Inc.
0.75%, 08/15/2027	62,000	61,340

		10,450,655

Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II / PPD Development, LP
4.63%, 06/15/2025 (B)	201,000	210,799
5.00%, 06/15/2028 (B)	842,000	894,625

		1,105,424

Machinery - 0.5%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	1,449,000	1,446,283
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	227,000	228,674
1.10%, 09/14/2027, MTN	171,000	171,254
CNH Industrial Capital LLC
1.88%, 01/15/2026	159,000	165,194
4.20%, 01/15/2024	144,000	158,170
CNH Industrial Finance Europe SA
1.75%, 03/25/2027, MTN (C)	EUR 1,400,000	1,814,109
CNH Industrial NV
4.50%, 08/15/2023	$ 113,000	123,443
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (B)	1,485,000	1,478,392
HTA Group, Ltd.
7.00%, 12/18/2025 (B)	1,400,000	1,496,600
Illinois Tool Works, Inc.
3.50%, 03/01/2024	135,000	146,795
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	128,000	143,529
Fixed until 03/15/2025, 4.00% (A), 03/15/2060	231,000	245,027
5.20%, 09/01/2040	511,000	693,946

		8,311,416

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Marine - 0.2%
Hidrovias International Finance SARL
5.95%, 01/24/2025 (C)	$ 1,670,000	$ 1,761,867
Kirby Corp.
4.20%, 03/01/2028	84,000	92,689
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (C)	1,300,000	1,420,250

		3,274,806

Media - 1.8%
Belo Corp.
7.25%, 09/15/2027	2,275,000	2,667,437
Block Communications, Inc.
4.88%, 03/01/2028 (B)	1,515,000	1,566,131
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (B)	1,645,000	1,784,825
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,081,000	1,032,760
4.80%, 03/01/2050	698,000	792,116
5.05%, 03/30/2029	13,000	15,553
5.38%, 04/01/2038	261,000	317,812
6.38%, 10/23/2035	704,000	946,053
Comcast Corp.
2.45%, 08/15/2052	584,000	538,912
3.30%, 02/01/2027	122,000	136,718
3.75%, 04/01/2040	492,000	569,908
3.90%, 03/01/2038	240,000	282,005
3.97%, 11/01/2047	915,000	1,088,388
4.15%, 10/15/2028	445,000	527,192
4.60%, 10/15/2038	1,488,000	1,883,919
CSC Holdings LLC
5.25%, 06/01/2024	1,017,000	1,094,546
5.50%, 04/15/2027 (B)	670,000	706,649
Discovery Communications LLC
4.00%, 09/15/2055 (B)	972,000	1,043,775
EW Scripps Co.
5.13%, 05/15/2025 (B)	835,000	851,700
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 (C)	1,825,000	1,912,600
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (B)	132,000	133,320
Scripps Escrow, Inc.
5.88%, 07/15/2027 (B)	360,000	378,000
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (B)	1,034,000	1,118,012
Time Warner Cable LLC
6.55%, 05/01/2037	695,000	950,539
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	2,366,000	2,488,322
ViacomCBS, Inc.
4.38%, 03/15/2043	1,235,000	1,429,178
5.85%, 09/01/2043	1,090,000	1,478,690

		27,735,060

Metals & Mining - 2.7%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	951,000	975,000
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	2,086,000	2,231,319
Antofagasta PLC
2.38%, 10/14/2030 (B) (I)	265,000	268,312
Chalco Hong Kong Investment Co., Ltd.
Fixed until 11/07/2021 (J), 4.25% (A) (C)	2,165,000	2,193,145

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (I)	$ 902,000	$ 922,295
6.75%, 03/15/2026 (B)	684,000	736,011
Commercial Metals Co.
3.88%, 02/15/2031 (K)	1,377,000	1,409,704
5.75%, 04/15/2026	1,040,000	1,079,728
Corp. Nacional del Cobre de Chile
3.15%, 01/15/2051 (B) (I)	400,000	389,766
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (C)	890,000	909,028
7.25%, 04/01/2023 (B)	1,803,000	1,841,548
7.50%, 04/01/2025 (B)	970,000	1,002,767
FMG Resources August Pty, Ltd.
4.50%, 09/15/2027 (B)	998,000	1,096,293
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,174,000	2,356,746
Glencore Capital Finance DAC
1.13%, 03/10/2028, MTN (C)	EUR 680,000	858,503
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (C)	$ 800,000	898,000
GUSAP III, LP
4.25%, 01/21/2030 (B)	850,000	931,787
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 (C)	1,000,000	1,106,000
5.45%, 05/15/2030 (C)	1,650,000	1,944,324
Industrias Penoles SAB de CV
4.75%, 08/06/2050 (B) (I)	280,000	315,770
JSW Steel, Ltd.
5.95%, 04/18/2024 (C)	1,480,000	1,567,159
Minera y Metalurgica del Boleo SAPI de CV
3.25%, 04/17/2024 (C)	4,300,000	4,612,307
Mineral Resources, Ltd.
8.13%, 05/01/2027 (B)	1,125,000	1,247,344
Nexa Resources SA
5.38%, 05/04/2027 (C)	600,000	657,000
6.50%, 01/18/2028 (B)	1,300,000	1,511,250
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/2023 (C)	1,600,000	1,703,808
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	881,000	886,977
Severstal OAO Via Steel Capital SA
5.90%, 10/17/2022 (C)	1,000,000	1,072,880
Stillwater Mining Co.
7.13%, 06/27/2025 (C)	920,000	968,300
Teck Resources, Ltd.
3.90%, 07/15/2030	100,000	110,578
6.25%, 07/15/2041	2,888,000	3,680,859
Usiminas International SARL
5.88%, 07/18/2026 (C)	1,500,000	1,612,800

		43,097,308

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC
6.25%, 03/01/2028 (B)	1,475,000	1,541,213
Starwood Property Trust, Inc.
4.75%, 03/15/2025	1,078,000	1,085,772
5.50%, 11/01/2023 (B)	285,000	296,400

		2,923,385

Multi-Utilities - 0.2%
CMS Energy Corp.
Fixed until 12/01/2030, 3.75% (A), 12/01/2050	437,000	447,379
Fixed until 03/01/2030, 4.75% (A), 06/01/2050	107,000	121,338

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	$ 422,000	$ 499,138
Delmarva Power & Light Co.
4.15%, 05/15/2045	409,000	493,938
Dominion Energy, Inc.
5.25%, 08/01/2033	300,000	392,348
Public Service Co. of Colorado
2.70%, 01/15/2051	1,108,000	1,134,733
3.70%, 06/15/2028	140,000	161,170
4.10%, 06/15/2048	344,000	430,256

		3,680,300

Multiline Retail - 0.3%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (C)	2,300,000	2,510,450
Kohl’s Corp.
5.55%, 07/17/2045	1,654,000	1,811,923
9.50%, 05/15/2025	55,000	71,107

		4,393,480

Oil, Gas & Consumable Fuels - 8.1%
Adaro Indonesia PT
4.25%, 10/31/2024 (C) (I)	1,500,000	1,545,000
AI Candelaria Spain SLU
7.50%, 12/15/2028 (C)	820,000	942,254
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (B)	614,000	614,000
Antero Resources Corp.
7.63%, 02/01/2029 (B)	847,000	866,058
Apache Corp.
4.38%, 10/15/2028 (I)	1,134,000	1,134,000
4.63%, 11/15/2025 (I)	163,000	166,362
4.75%, 04/15/2043	886,000	841,700
4.88%, 11/15/2027	240,000	246,600
BP Capital Markets America, Inc.
2.75%, 05/10/2023	559,000	588,087
3.00%, 02/24/2050	2,698,000	2,617,949
3.54%, 04/06/2027	425,000	481,474
BP Capital Markets BV
0.93%, 12/04/2040, MTN (C)	EUR 500,000	600,149
BP Capital Markets PLC
Fixed until 03/22/2029 (J), 3.63% (A) (C)	675,000	890,915
Fixed until 03/22/2030 (J), 4.88% (A)	$ 811,000	883,828
Buckeye Partners, LP
4.50%, 03/01/2028 (B)	1,676,000	1,731,174
California Resources Corp.
7.13%, 02/01/2026 (B)	1,375,000	1,358,087
Callon Petroleum Co.
6.38%, 07/01/2026	1,131,000	701,220
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023 - 07/15/2030	738,000	768,952
Cenovus Energy, Inc.
4.25%, 04/15/2027	876,000	959,476
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	1,280,000	1,400,305
Cheniere Energy Partners, LP
4.50%, 10/01/2029	901,000	965,890
Cheniere Energy, Inc.
4.63%, 10/15/2028 (B)	994,000	1,036,454
Chevron Corp.
1.55%, 05/11/2025	302,000	311,649
Chevron USA, Inc.
1.02%, 08/12/2027	103,000	102,433
3.90%, 11/15/2024	375,000	418,707
4.20%, 10/15/2049	379,000	466,704
5.25%, 11/15/2043	731,000	995,132

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp.
4.15%, 08/15/2026 (B)	$ 88,000	$ 98,845
Continental Resources, Inc.
4.38%, 01/15/2028 (I)	337,000	345,425
5.75%, 01/15/2031 (B)	819,000	886,404
DCP Midstream Operating, LP
5.60%, 04/01/2044 (I)	960,000	1,003,200
6.75%, 09/15/2037 (B)	293,000	325,230
Diamondback Energy, Inc.
3.50%, 12/01/2029	949,000	1,007,600
Ecopetrol SA
5.88%, 05/28/2045	600,000	681,000
6.88%, 04/29/2030	900,000	1,120,500
eG Global Finance PLC
6.75%, 02/07/2025 (B)	1,663,000	1,712,890
Enable Midstream Partners, LP
4.95%, 05/15/2028	142,000	149,625
Endeavor Energy Resources, LP / EER Finance, Inc.
5.75%, 01/30/2028 (B)	748,000	792,880
Energy Transfer Operating, LP
4.90%, 03/15/2035	331,000	359,490
5.25%, 04/15/2029	52,000	59,930
5.50%, 06/01/2027	207,000	244,374
6.05%, 06/01/2041	279,000	320,026
6.13%, 12/15/2045	307,000	344,259
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (J), 6.00% (A)	1,400,000	770,000
Enterprise Products Operating LLC
4.05%, 02/15/2022	375,000	389,138
4.25%, 02/15/2048	572,000	641,829
4.85%, 03/15/2044	170,000	205,951
Fixed until 08/16/2022, 4.88% (A), 08/16/2077	138,000	131,807
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	193,000	193,323
EOG Resources, Inc.
4.38%, 04/15/2030	69,000	81,948
4.95%, 04/15/2050	1,587,000	2,045,678
Equinor ASA
1.75%, 01/22/2026	90,000	93,748
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036 (B)	1,030,000	1,039,904
Geopark, Ltd.
6.50%, 09/21/2024 (C)	1,570,000	1,622,987
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	216,000	219,483
3.45%, 10/15/2027 (B)	129,000	135,196
Harvest Midstream I, LP
7.50%, 09/01/2028 (B)	1,919,000	2,015,430
Hess Corp.
6.00%, 01/15/2040	695,000	848,933
7.13%, 03/15/2033	575,000	755,855
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (B)	597,000	601,597
6.00%, 02/01/2031 (B)	1,220,000	1,238,300
Holly Energy Partners, LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	1,679,000	1,691,089
Indigo Natural Resources LLC
5.38%, 02/01/2029 (B) (K)	450,000	444,375
Indika Energy Capital III Pte, Ltd.
5.88%, 11/09/2024 (C)	1,570,000	1,594,335
Indika Energy Capital IV Pte, Ltd.
8.25%, 10/22/2025 (B)	420,000	450,660

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
5.05%, 02/15/2046	$ 603,000	$ 714,324
Leviathan Bond, Ltd.
6.75%, 06/30/2030 (C)	490,000	557,022
Marathon Oil Corp.
2.80%, 11/01/2022	151,000	154,868
6.60%, 10/01/2037	1,561,000	1,921,591
6.80%, 03/15/2032	111,000	140,263
Marathon Petroleum Corp.
4.50%, 04/01/2048	804,000	892,998
Medco Bell Pte, Ltd.
6.38%, 01/30/2027 (C)	1,350,000	1,367,563
MEG Energy Corp.
5.88%, 02/01/2029 (B) (K)	275,000	272,938
6.50%, 01/15/2025 (B)	1,839,000	1,894,354
7.13%, 02/01/2027 (B)	1,145,000	1,182,212
MPLX, LP
2.65%, 08/15/2030	911,000	930,468
3.50%, 12/01/2022	67,000	70,391
Fixed until 02/15/2023 (J), 6.88% (A) (I)	5,500,000	5,417,500
Murphy Oil USA, Inc.
3.75%, 02/15/2031 (B)	170,000	170,000
4.75%, 09/15/2029	1,125,000	1,196,719
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.50%, 02/01/2026 (B) (K)	1,650,000	1,666,170
NuStar Logistics, LP
5.75%, 10/01/2025	578,000	608,345
6.38%, 10/01/2030	869,000	958,073
Occidental Petroleum Corp.
5.88%, 09/01/2025 (I)	920,000	970,140
6.13%, 01/01/2031	712,000	780,744
6.38%, 09/01/2028	1,419,000	1,543,162
Oil India International Pte, Ltd.
4.00%, 04/21/2027 (C)	2,033,000	2,187,122
Oleoducto Central SA
4.00%, 07/14/2027 (B)	550,000	596,475
ONEOK Partners, LP
6.65%, 10/01/2036	90,000	115,969
ONEOK, Inc.
6.35%, 01/15/2031	345,000	440,278
7.15%, 01/15/2051	272,000	371,127
ONGC Videsh Vankorneft Pte, Ltd.
3.75%, 07/27/2026 (C)	1,800,000	1,944,126
ONGC Videsh, Ltd.
4.63%, 07/15/2024 (C)	1,800,000	1,967,988
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	1,508,000	874,979
Pertamina Persero PT
3.10%, 08/27/2030 (B) (I)	875,000	928,966
4.30%, 05/20/2023, MTN (C)	1,000,000	1,070,000
5.63%, 05/20/2043, MTN (C)	2,000,000	2,450,000
6.45%, 05/30/2044, MTN (C)	3,000,000	4,048,312
Petrobras Global Finance BV
5.60%, 01/03/2031	1,650,000	1,839,750
Petroleos Mexicanos
6.50%, 03/13/2027	900,000	927,225
6.84%, 01/23/2030	1,170,000	1,175,850
Petronas Capital, Ltd.
3.50%, 04/21/2030, MTN (C)	2,000,000	2,252,504
4.55%, 04/21/2050, MTN (C)	1,500,000	1,940,578
Phillips 66
2.15%, 12/15/2030	146,000	143,892
Pioneer Natural Resources Co.
1.90%, 08/15/2030	741,000	721,178

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	$ 298,000	$ 292,344
Raizen Fuels Finance SA
5.30%, 01/20/2027 (C)	1,300,000	1,475,500
Range Resources Corp.
8.25%, 01/15/2029 (B)	770,000	808,500
Saudi Arabian Oil Co.
3.25%, 11/24/2050 (B)	345,000	336,395
3.50%, 04/16/2029, MTN (C)	2,000,000	2,198,996
4.25%, 04/16/2039, MTN (C)	2,350,000	2,693,689
Shell International Finance BV
3.63%, 08/21/2042	157,000	175,639
4.00%, 05/10/2046	2,241,000	2,655,555
Sinopec Group Overseas Development, Ltd.
2.95%, 11/12/2029 (B)	1,800,000	1,898,288
Southwestern Energy Co.
7.50%, 04/01/2026 (I)	830,000	867,184
8.38%, 09/15/2028	532,000	569,296
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	1,912,000	1,955,020
Suncor Energy, Inc.
5.95%, 05/15/2035	139,000	179,797
Sunoco Logistics Partners Operations, LP
5.35%, 05/15/2045	1,283,000	1,361,467
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.88%, 02/01/2031 (B)	1,199,000	1,255,952
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (C)	1,000,000	1,095,920
Thaioil Treasury Center Co., Ltd.
4.63%, 11/20/2028, MTN (C)	1,800,000	2,077,154
Total Capital International SA
2.88%, 02/17/2022	559,000	574,204
3.46%, 07/12/2049	709,000	771,422
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (C)	2,050,000	2,300,100
Valero Energy Corp.
2.15%, 09/15/2027	106,000	107,138
Valero Energy Partners, LP
4.38%, 12/15/2026	204,000	233,741
Williams Cos., Inc.
5.40%, 03/04/2044	900,000	1,092,701
5.75%, 06/24/2044	212,000	265,637
Wintershall Dea Finance BV
1.33%, 09/25/2028 (C)	EUR 900,000	1,125,362

		128,070,968

Paper & Forest Products - 0.5%
Clearwater Paper Corp.
4.75%, 08/15/2028 (B)	$ 1,560,000	1,614,132
Domtar Corp.
6.75%, 02/15/2044	2,030,000	2,660,882
Georgia-Pacific LLC
0.95%, 05/15/2026 (B)	262,000	261,286
2.30%, 04/30/2030 (B)	714,000	751,809
Inversiones CMPC SA
4.38%, 05/15/2023 (C)	1,500,000	1,595,625
Suzano Austria GmbH
3.75%, 01/15/2031	1,583,000	1,680,276

		8,564,010

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.2%
Coty, Inc.
6.50%, 04/15/2026 (B)	$ 1,355,000	$ 1,280,475
Herbalife Nutrition, Ltd. / HLF Financing, Inc.
7.88%, 09/01/2025 (B)	414,000	451,260
HLF Financing SARL LLC / Herbalife International, Inc.
7.25%, 08/15/2026 (B)	1,921,000	2,028,451

		3,760,186

Pharmaceuticals - 0.7%
Bayer AG
1.38%, 07/06/2032 (C)	EUR 500,000	638,059
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	$ 204,000	204,427
2.55%, 11/13/2050	870,000	839,733
3.25%, 02/20/2023	569,000	600,916
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	591,000	622,766
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (B)	1,466,000	1,242,435
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	134,000	143,205
Mylan, Inc.
5.20%, 04/15/2048	806,000	1,041,916
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	1,256,000	1,350,916
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	316,000	350,530
Takeda Pharmaceutical Co., Ltd.
1.38%, 07/09/2032	EUR 845,000	1,096,353
3.18%, 07/09/2050	$ 722,000	737,640
Upjohn Finance BV
1.91%, 06/23/2032 (C)	EUR 960,000	1,262,803
Viatris, Inc.
1.65%, 06/22/2025 (B)	$ 258,000	265,638
4.00%, 06/22/2050 (B)	623,000	692,730
Wyeth LLC
5.95%, 04/01/2037	216,000	315,721

		11,405,788

Professional Services - 0.1%
Korn Ferry
4.63%, 12/15/2027 (B)	958,000	1,007,337
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026 (B)	828,000	863,190

		1,870,527

Real Estate Management & Development - 2.6%
Aroundtown SA
0.63%, 07/09/2025, MTN (C)	EUR 800,000	986,651
1.45%, 07/09/2028, MTN (C)	1,100,000	1,409,117
China Aoyuan Group, Ltd.
8.50%, 01/23/2022 (C)	$ 360,000	367,279
China Evergrande Group
9.50%, 04/11/2022 (C)	1,000,000	949,992
China SCE Group Holdings, Ltd.
5.88%, 03/10/2022 (C)	1,860,000	1,884,180
CIFI Holdings Group Co., Ltd.
6.45%, 11/07/2024 (C)	1,400,000	1,498,700
Country Garden Holdings Co., Ltd.
5.63%, 12/15/2026 (C)	1,410,000	1,586,228
7.25%, 04/08/2026 (C)	1,000,000	1,129,919

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
CPI Property Group SA
1.45%, 04/14/2022, MTN (C)	EUR 300,000	$ 369,526
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	$ 1,323,000	1,439,027
Goodman HK Finance
3.00%, 07/22/2030, MTN (C)	2,000,000	2,056,680
Hongkong Land Finance Cayman Islands Co., Ltd.
2.88%, 05/27/2030, MTN (C)	3,500,000	3,721,987
Hysan MTN, Ltd.
2.88%, 06/02/2027, MTN (C)	1,500,000	1,601,127
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 (K)	1,015,000	1,016,269
KWG Group Holdings, Ltd.
5.88%, 11/10/2024 (C)	900,000	920,214
Logicor Financing SARL
0.75%, 07/15/2024, MTN (C)	EUR 1,050,000	1,298,794
Longfor Group Holdings, Ltd.
3.38%, 04/13/2027 (C)	$ 445,000	469,346
3.85%, 01/13/2032 (C)	800,000	865,108
3.88%, 07/13/2022 (C)	1,000,000	1,033,570
3.95%, 09/16/2029 (C) (I)	2,173,000	2,362,708
4.50%, 01/16/2028 (C)	2,000,000	2,226,640
Newmark Group, Inc.
6.13%, 11/15/2023	1,490,000	1,618,227
RKPF Overseas, Ltd.
5.90%, 03/05/2025 (C)	900,000	924,626
Sun Hung Kai Properties Capital Market, Ltd.
2.75%, 05/13/2030, MTN (C)	2,500,000	2,626,069
Times China Holdings, Ltd.
6.75%, 07/16/2023 - 07/08/2025 (C)	1,540,000	1,622,218
Vanke Real Estate Hong Kong Co., Ltd.
3.50%, 11/12/2029, MTN (C)	2,287,000	2,434,063
Yuzhou Group Holdings Co., Ltd.
7.38%, 01/13/2026 (C) (I)	1,500,000	1,568,706
7.70%, 02/20/2025 (C)	580,000	614,033

		40,601,004

Road & Rail - 0.8%
AerCap Global Aviation Trust
Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	1,625,000	1,690,000
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	1,976,000	2,538,502
Canadian Pacific Railway Co.
6.13%, 09/15/2115	317,000	514,447
CMB International Leasing Management, Ltd.
3.00%, 07/03/2024, MTN (C)	2,400,000	2,470,872
3.63%, 07/03/2029, MTN (C)	1,500,000	1,563,195
Kansas City Southern
2.88%, 11/15/2029	621,000	669,379
3.50%, 05/01/2050	661,000	703,382
4.70%, 05/01/2048	182,000	227,071
Norfolk Southern Corp.
4.10%, 05/15/2049	1,242,000	1,513,638

		11,890,486

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.50%, 02/15/2041 (B)	1,189,000	1,198,954
4.15%, 11/15/2030	91,000	102,949

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
3.40%, 03/25/2025 (I)	$ 432,000	$ 477,681
ON Semiconductor Corp.
3.88%, 09/01/2028 (B)	990,000	1,025,887
TSMC Global, Ltd.
0.75%, 09/28/2025 (B)	231,000	229,944
1.38%, 09/28/2030 (B)	881,000	856,241

		3,891,656

Software - 0.6%
Camelot Finance SA
4.50%, 11/01/2026 (B)	950,000	988,000
Microsoft Corp.
2.40%, 02/06/2022	929,000	947,834
2.68%, 06/01/2060	393,000	397,491
3.95%, 08/08/2056	1,859,000	2,416,095
Oracle Corp.
2.50%, 04/01/2025	348,000	372,185
3.80%, 11/15/2037	1,360,000	1,580,144
4.00%, 11/15/2047	806,000	948,761
SS&C Technologies, Inc.
5.50%, 09/30/2027 (B)	1,305,000	1,383,574

		9,034,084

Specialty Retail - 0.4%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	109,000	111,158
3.90%, 04/15/2030	152,000	173,388
AutoNation, Inc.
4.75%, 06/01/2030	518,000	622,713
Conn’s, Inc.
7.25%, 07/15/2022	1,140,000	1,134,300
Home Depot, Inc.
4.40%, 03/15/2045	650,000	834,971
Lowe’s Cos., Inc.
4.05%, 05/03/2047	1,231,000	1,467,890
Movida Europe SA
5.25%, 02/08/2031 (B) (K)	1,035,000	1,031,440
PetSmart, Inc. / PetSmart Finance Corp.
7.75%, 02/15/2029 (B) (K)	380,000	387,600
Ross Stores, Inc.
1.88%, 04/15/2031	1,024,000	1,014,079

		6,777,539

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
0.75%, 05/11/2023	194,000	196,457
2.05%, 09/11/2026	128,000	135,857
2.55%, 08/20/2060	1,453,000	1,385,940
Dell International LLC / EMC Corp.
7.13%, 06/15/2024 (B)	755,000	785,389
8.10%, 07/15/2036 (B)	982,000	1,433,719
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (I)	1,002,000	1,022,040
9.38%, 07/15/2025 (B)	581,000	642,731
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	599,000	615,962
6.20%, 10/15/2035	676,000	875,701

		7,093,796

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028	$ 155,000	$ 161,091
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	1,202,000	1,352,250

		1,513,341

Trading Companies & Distributors - 0.4%
BOC Aviation, Ltd.
2.63%, 09/17/2030 (B)	2,770,000	2,749,353
3.00%, 09/11/2029, MTN (C) (I)	2,500,000	2,576,066
3.25%, 04/29/2025, MTN (C)	1,000,000	1,057,170
Boise Cascade Co.
4.88%, 07/01/2030 (B)	232,000	252,010
GATX Corp.
4.35%, 02/15/2024	221,000	243,485

		6,878,084

Transportation Infrastructure - 0.5%
DP World PLC
5.63%, 09/25/2048 (B)	1,500,000	1,873,200
5.63%, 09/25/2048, MTN (C)	300,000	374,640
Heathrow Funding, Ltd.
1.50%, 10/12/2027 (C)	EUR 1,050,000	1,323,167
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (B)	$ 826,000	899,736
3.40%, 11/15/2026 (B)	140,000	155,541
4.20%, 04/01/2027 (B)	103,000	119,728
PSA Treasury Pte, Ltd.
2.13%, 09/05/2029, MTN (C)	1,000,000	1,036,433
Rumo Luxembourg SARL
5.25%, 01/10/2028 (B)	960,000	1,031,433
Simpar Europe SA
5.20%, 01/26/2031 (B)	1,200,000	1,203,480

		8,017,358

Water Utilities - 0.0% (D)
Essential Utilities, Inc.
3.35%, 04/15/2050	427,000	461,219

Wireless Telecommunication Services - 1.0%
Altice France SA
7.38%, 05/01/2026 (B)	1,289,000	1,350,885
America Movil SAB de CV
4.38%, 04/22/2049	521,000	649,093
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (B)	1,328,000	1,430,920
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/2026 (C)	1,500,000	1,672,010
MTN Mauritius Investments, Ltd.
4.76%, 11/11/2024 (C)	800,000	850,240
6.50%, 10/13/2026 (C)	900,000	1,040,891
T-Mobile USA, Inc.
2.25%, 11/15/2031 (B)	246,000	245,419
3.00%, 02/15/2041 (B)	1,329,000	1,308,400
3.60%, 11/15/2060 (B)	449,000	450,452
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (C)	1,070,000	1,141,690

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC
4.88%, 06/19/2049	$ 509,000	$ 652,965
5.25%, 05/30/2048	1,084,000	1,450,218
Fixed until 01/04/2029, 7.00% (A), 04/04/2079	2,614,000	3,246,579

		15,489,762

Total Corporate Debt Securities (Cost $1,024,905,558)		1,085,051,266

FOREIGN GOVERNMENT OBLIGATIONS - 10.0%
Belarus - 0.6%
Republic of Belarus International Bond
6.88%, 02/28/2023 (C)	5,350,000	5,563,358
Republic of Belarus Ministry of Finance
6.38%, 02/24/2031 (B) (I)	4,400,000	4,461,556

		10,024,914

Colombia - 1.0%
Colombia Government International Bond
3.13%, 04/15/2031	7,300,000	7,540,973
4.50%, 03/15/2029	6,700,000	7,629,692

		15,170,665

Cote d’Ivoire - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/2032 (C) (L)	2,120,835	2,147,430
6.13%, 06/15/2033 (C)	4,000,000	4,400,400
6.38%, 03/03/2028 (C)	3,700,000	4,144,000

		10,691,830

Egypt - 0.6%
Egypt Government International Bond
7.63%, 05/29/2032 (B)	8,600,000	9,525,360

Ghana - 0.7%
Ghana Government International Bond
10.75%, 10/14/2030 (C)	8,500,000	11,272,700

India - 0.1%
Export-Import Bank of India
3.38%, 08/05/2026 (C)	1,300,000	1,407,835

Italy - 0.0% (D)
Republic of Italy Government International Bond
4.00%, 10/17/2049	667,000	727,964

Jordan - 0.6%
Jordan Government International Bond
5.85%, 07/07/2030 (B)	4,300,000	4,719,250
7.38%, 10/10/2047 (C)	4,200,000	4,775,778

		9,495,028

Kenya - 0.7%
Kenya Government International Bond
6.88%, 06/24/2024 (C)	6,600,000	7,289,410
8.00%, 05/22/2032 (C)	3,800,000	4,383,946

		11,673,356

Mexico - 1.5%
Mexico Government International Bond
3.25%, 04/16/2030 (I)	3,700,000	3,915,525
4.50%, 04/22/2029	652,000	751,763
5.00%, 04/27/2051	4,300,000	5,020,293
Series A,
6.05%, 01/11/2040	6,000,000	7,640,280

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.75%, 03/08/2044, MTN	$ 4,035,000	$ 4,529,288
6.75%, 09/27/2034, MTN	1,340,000	1,819,063

		23,676,212

Republic of Korea - 0.6%
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	427,000	430,715
Korea Development Bank
0.50%, 10/27/2023	200,000	200,554
2.75%, 03/19/2023	3,000,000	3,149,550
Korea National Oil Corp.
1.63%, 10/05/2030 (B)	1,430,000	1,408,507
3.25%, 10/01/2025 (C)	1,000,000	1,104,730
2.63%, 04/14/2026, MTN (C)	2,500,000	2,726,246

		9,020,302

Romania - 0.6%
Romania Government International Bond
3.00%, 02/14/2031 (B)	3,700,000	3,919,928
4.00%, 02/14/2051 (B)	4,800,000	5,108,774

		9,028,702

Supranational - 0.2%
African Development Bank
0.75%, 04/03/2023	221,000	223,532
European Bank for Reconstruction & Development
1.50%, 02/13/2025, MTN	268,000	279,500
Inter-American Development Bank
4.38%, 01/24/2044	914,000	1,315,176
2.63%, 04/19/2021, MTN	608,000	611,106
International Bank for Reconstruction & Development
0.75%, 11/24/2027	303,000	300,399
3.13%, 11/20/2025	210,000	235,796
International Finance Corp.
0.50%, 03/20/2023 (I)	313,000	314,809

		3,280,318

Turkey - 0.6%
Turkey Government International Bond
5.60%, 11/14/2024	4,450,000	4,680,866
6.25%, 09/26/2022	4,300,000	4,498,918

		9,179,784

Ukraine - 0.6%
Ukraine Government International Bond
7.25%, 03/15/2033 (B)	4,400,000	4,674,648
7.75%, 09/01/2023 (C)	4,300,000	4,678,185

		9,352,833

Uruguay - 0.9%
Uruguay Government International Bond
4.98%, 04/20/2055	10,800,000	14,404,608

Total Foreign Government Obligations (Cost $150,665,361)		157,932,411

LOAN ASSIGNMENTS - 8.9%
Aerospace & Defense - 0.1%
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 3.75% (A), 04/06/2026	680,775	653,301

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc. (continued)
Term Loan B2,
3-Month LIBOR + 3.50%, 3.75% (A), 04/06/2026	$ 366,008	$ 351,237
Spirit Aerosystems, Inc.
Term Loan B,
1-Month LIBOR + 5.25%, 6.00% (A), 01/15/2025	674,788	680,693
TransDigm, Inc.
Term Loan F,
1-Month LIBOR + 2.25%, 2.37% (A), 12/09/2025	298,492	292,896

		1,978,127

Airlines - 0.2%
American Airlines, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.13% (A), 12/15/2023	569,072	528,221
Term Loan B,
1-Month LIBOR + 1.75%, 1.88% (A), 06/27/2025 (K)	646,000	580,188
Delta Air Lines, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 5.75% (A), 04/29/2023	636,902	642,873
Kestrel Bidco, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 4.00% (A), 12/11/2026	858,597	817,277
Mileage Plus Holdings LLC
Term Loan B,
3-Month LIBOR + 5.25%, 6.25% (A), 06/25/2027	484,603	515,900
SkyMiles IP, Ltd.
Term Loan B,
3-Month LIBOR + 3.75%, 4.75% (A), 10/20/2027	194,595	203,789

		3,288,248

Auto Components - 0.2%
Les Schwab Tire Centers
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (A), 11/02/2027	540,484	541,498
Mavis Tire Express Services Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3.50% (A), 03/20/2025	1,306,939	1,297,954
TI Group Automotive Systems LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.00% (A), 12/16/2024	299,092	298,718
Truck Hero, Inc.
Term Loan B,
TBD, 01/31/2028 (K) (M)	265,676	265,787
Wheel Pros LLC
Term Loan,
1-Month LIBOR + 5.25%, 6.25% (A), 11/06/2027	438,814	438,265

		2,842,222

Automobiles - 0.0% (D)
CWGS Group LLC
Term Loan,
1-Month LIBOR + 2.75%, 3.50% (A), 11/08/2023	498,769	497,522

	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 0.0% (D)
Curium BidCo SARL
2nd Lien Term Loan,
TBD, 10/27/2028 (K) (M)	$ 168,062	$ 169,743
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (A), 10/28/2027	441,905	440,800

		610,543

Building Products - 0.1%
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	892,340	859,324
LBM Acquisition LLC
Delayed Draw Term Loan,
TBD, 12/09/2027 (K) (M)	78,404	78,485
Term Loan B,
TBD, 12/17/2027 (K) (M)	352,816	353,184
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.62% (A), 02/01/2027	540,540	539,301

		1,830,294

Capital Markets - 0.3%
Advisor Group, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 5.12% (A), 07/31/2026	915,765	914,784
Blackstone CQP Holdco, LP
Term Loan B,
3-Month LIBOR + 3.50%, 3.74% (A), 09/30/2024	1,020,346	1,019,835
Camelot US Acquisition 1 Co.
Term Loan B,
1-Month LIBOR + 3.00%, 3.12% (A), 10/30/2026	1,027,504	1,029,559
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (A), 04/09/2027	663,941	666,431
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.88% (A), 11/09/2026 (K)	840,157	838,757
PAI Holdco, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (A), 10/28/2027	405,388	407,415

		4,876,781

Chemicals - 0.2%
Charter NEX US, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.00% (A), 12/01/2027 (K)	483,254	486,102
Chemours Co.
Term Loan B,
1-Month LIBOR + 1.75%, 1.88% (A), 04/03/2025	808,592	799,832

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Hexion, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 3.74% (A), 07/01/2026	$ 746,212	$ 746,212
PQ Corp.
Term Loan B,
3-Month LIBOR + 2.25%, 2.46% (A), 02/07/2027	340,461	339,853
3-Month LIBOR + 3.00%, 4.00% (A), 02/07/2027	69,244	69,261
Starfruit Finco BV
Term Loan B,
1-Month LIBOR + 3.00%, 3.13% (A), 10/01/2025	686,124	683,265
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.12% - 3.25% (A), 09/23/2024	487,545	487,284

		3,611,809

Commercial Services & Supplies - 0.5%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 6.62% (A), 08/04/2025	465,032	465,032
Term Loan B6,
3-Month LIBOR + 3.00%, 3.12% (A), 11/03/2023	342,321	341,209
Term Loan B7,
1-Month LIBOR + 3.00%, 3.12% (A), 11/03/2024	721,621	718,142
Term Loan B8,
1-Month LIBOR + 3.25%, 3.37% (A), 12/23/2026	381,807	379,739
BidFair MergerRight, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 6.50% (A), 01/15/2027	867,497	871,834
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.87% (A), 02/09/2026	544,209	535,817
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (A), 11/27/2026	771,527	764,937
Garda World Security Corp.
1st Lien Term Loan B,
1-Month LIBOR + 4.75%, 4.99% (A), 10/30/2026	620,560	620,560
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (A), 05/30/2025	456,548	458,015
Prime Security Services Borrower LLC
Term Loan,
TBD, 09/23/2026 (M)	1,062,787	1,062,256
West Corp.
Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.00% (A), 10/10/2024	769,759	756,048
Term Loan B1,
1-Month LIBOR + 3.50%, 3-Month LIBOR + 3.50%, 4.50% (A), 10/10/2024	254,135	247,358

		7,220,947

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.1%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (A), 04/06/2026	$ 970,314	$ 967,196

Construction & Engineering - 0.1%
Service Logic Acquisition, Inc
Delayed Draw Term Loan,
3-Month LIBOR + 4.00%, 2.00% - 5.00% (A), 10/29/2027	3,545	3,428
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (A), 10/29/2027	377,873	378,818
USIC Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (A), 12/08/2023	898,390	897,642

		1,279,888

Construction Materials - 0.0% (D)
Potters Industries LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 12/14/2027	410,814	411,841

Consumer Finance - 0.1%
Altice Financing SA
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (A), 07/15/2025	435,239	428,710
Nielsen Finance LLC
Term Loan B4,
1-Month LIBOR + 2.00%, 2.13% (A), 10/04/2023	634,942	632,429

		1,061,139

Containers & Packaging - 0.3%
Berry Global, Inc.
Term Loan Y,
1-Month LIBOR + 2.00%, 2.13% (A), 07/01/2026	472,748	471,405
BWAY Holding Co.
Term Loan B,
1-Month LIBOR + 3.25%, 3.38% (A), 04/03/2024	1,181,661	1,157,535
Graham Packaging Co., Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (A), 08/04/2027	649,498	651,302
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 11/30/2027	404,196	405,206
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 2.87% (A), 02/05/2023	332,612	332,375
Term Loan B2,
1-Month LIBOR + 3.25%, 3.37% (A), 02/05/2026	541,922	541,244

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
TricorBraun Holdings, Inc.
Delayed Draw Term Loan,
TBD, 02/03/2028 (K) (M)	$ 54,362	$ 54,226
Term Loan,
TBD, 02/03/2028 (K) (M)	241,682	241,078
Trident TPI Holdings, Inc.
Term Loan B1,
3-Month LIBOR + 3.00%, 4.00% (A), 10/17/2024	403,887	402,036

		4,256,407

Distributors - 0.0% (D)
American Builders & Contractors Supply Co., Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.12% (A), 01/15/2027	732,699	729,646

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.88% (A), 05/18/2025	1,539,529	1,434,328

Diversified Financial Services - 0.3%
AI Ladder Subco SARL
Term Loan,
1-Month LIBOR + 4.50%, 4.62% (A), 07/09/2025	608,595	605,552
AlixPartners LLP
Term Loan B,
TBD, 01/28/2028 (M)	713,797	712,904
1-Month LIBOR + 2.50%, 2.62% (A), 04/04/2024	635,820	634,584
Claros Mortgage Trust, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 6.00% (A), 08/09/2026	688,472	685,030
Fastlane Parent Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 4.62% (A), 02/04/2026	750,081	749,768
Refinitiv US Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 3.38% (A), 10/01/2025	615,167	614,648
Stars Group Holdings BV
Term Loan,
3-Month LIBOR + 3.50%, 3.75% (A), 07/10/2025	425,258	426,487

		4,428,973

Diversified Telecommunication Services - 0.3%
Cablevision Lightpath LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (A), 11/30/2027	470,592	471,416
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.37% (A), 03/15/2027	709,945	706,790
Intelsat Jackson Holdings SA
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (A), 07/13/2022	194,844	198,416
Term Loan B3,
Prime Rate + 4.75%, 8.00% (A), 11/27/2023	943,000	954,316

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Iridium Satellite LLC
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 11/04/2026	$ 656,103	$ 658,212
Telesat Canada
Term Loan B5,
1-Month LIBOR + 2.75%, 2.88% (A), 12/07/2026	630,883	627,137
Virgin Media Bristol LLC
Term Loan Q,
TBD, 01/31/2029 (K) (M)	342,000	341,829
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.12% (A), 03/09/2027	707,636	704,422

		4,662,538

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 12/02/2024	840,625	839,574
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 12/01/2025	347,000	345,699
Gates Global LLC
Repriced Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 04/01/2024	406,958	406,619

		1,591,892

Electronic Equipment, Instruments & Components - 0.1%
Tech Data Corp.
Term Loan,
1-Month LIBOR + 3.50%, 3.62% (A), 06/30/2025	576,909	579,974
1-Month LIBOR + 5.50%, 5.62% (A), 06/30/2025	659,100	661,984
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.22% (A), 08/20/2025	368,716	358,691

		1,600,649

Energy Equipment & Services - 0.0% (D)
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.63% (A), 05/09/2025	163,081	163,081
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (A), 05/28/2027	374,089	380,402

		543,483

Food & Staples Retailing - 0.0% (D)
BW Gas & Convenience Holdings LLC
Term Loan,
1-Month LIBOR + 6.25%, 6.38% (A), 11/18/2024	445,328	450,895

Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 0.2%
Dole Food Co., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 04/06/2024	$ 601,757	$ 601,255
Froneri International, Ltd.
Term Loan,
1-Month LIBOR + 2.25%, 2.37% (A), 01/29/2027	412,760	410,295
Nomad Foods Europe Midco, Ltd.
Term Loan B4,
1-Month LIBOR + 2.25%, 2.38% (A), 05/15/2024	872,950	871,640
Sunshine Luxembourg VII SARL
Term Loan B1,
3-Month LIBOR + 4.00%, 5.00% (A), 10/01/2026	1,121,364	1,123,818

		3,007,008

Health Care Equipment & Supplies - 0.1%
Athenahealth, Inc.
Term Loan B,
TBD, 02/11/2026 (K) (M)	112,313	112,594
1-Month LIBOR + 4.50%, 4.63% (A), 02/11/2026 (K)	976,913	978,948
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 3.39% (A), 06/30/2025	1,168,744	1,165,092

		2,256,634

Health Care Providers & Services - 0.4%
Cano Health LLC
Term Loan,
3-Month LIBOR + 5.25%, 5.50% (A), 11/19/2027	350,935	349,912
Envision Healthcare Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.87% (A), 10/10/2025	935,455	798,411
HC Group Holdings II, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (A), 08/06/2026 (K)	1,001,179	1,004,933
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.75% (A), 06/07/2023	356,298	355,812
Quantum Health, Inc.
Term Loan B,
3-Month LIBOR + 5.00%, 5.75% (A), 12/22/2027	604,671	598,624
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (A), 11/16/2025	821,898	820,300

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (A), 02/06/2024	$ 951,383	$ 888,354
Upstream Newco, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 4.62% (A), 11/20/2026 (K)	712,576	714,357

		5,530,703

Health Care Technology - 0.1%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	782,086	782,901

Hotels, Restaurants & Leisure - 0.9%
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.25%, 2.34% (A), 09/15/2023	244,574	243,521
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (A), 12/23/2024	1,564,603	1,544,690
Carnival Corp.
Term Loan B,
1-Month LIBOR + 7.50%, 8.50% (A), 06/30/2025	938,737	965,491
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/11/2026	641,155	640,354
ETA Australia Holdings III Pty, Ltd.
Term Loan,
1-Month LIBOR + 4.00%, 4.12% (A), 05/06/2026	424,757	422,633
Golden Nugget, Inc.
Term Loan,
3-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	5,575	6,300
Term Loan B,
2-Month LIBOR + 2.50%, 3.25% (A), 10/04/2023	967,320	946,765
Herschend Entertainment Co. LLC
Term Loan B,
3-Month LIBOR + 5.75%, 6.75% (A), 08/25/2025	689,397	694,568
Hornblower Sub LLC
Repriced Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (A), 04/27/2025 (K)	994,684	1,064,312
IRB Holding Corp.
Term Loan,
3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	127,824	128,357
Term Loan B,
6-Month LIBOR + 2.75%, 3.75% (A), 02/05/2025	903,948	902,395
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 3.50% (A), 11/12/2026	46,595	44,178
Term Loan B1,
3-Month LIBOR + 3.25%, 3.50% (A), 11/12/2026	354,527	336,136

Transamerica Funds	Page 21

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.37% (A), 10/20/2025	$ 933,949	$ 888,302
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 2.62% (A), 05/29/2026	352,939	351,174
PF Chang’s China Bistro, Inc.
Term Loan B,
1-Month LIBOR + 6.25%, 6.40% (A), 03/01/2026	598,905	553,987
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 2.87% (A), 08/14/2024	1,054,807	1,038,490
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 3.75% (A), 03/31/2024	1,159,111	1,130,133
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.25%, 2.50% (A), 02/08/2027	722,689	710,192
Travelport Finance SARL
Term Loan,
1-Month LIBOR, 2.50% (A), 02/28/2025	534,796	530,117
3-Month LIBOR + 5.00%, 5.22% (A), 05/29/2026	848,473	634,940
Whatabrands LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (A), 07/31/2026	663,343	662,617
Zaxby’s Operating Company LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.50% (A), 12/28/2027	475,510	477,888
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 7.25% (A), 12/28/2028	19,944	20,193

		14,937,733

Household Durables - 0.1%
API Heat Transfer ThermaSys Corp.
2nd Lien Term Loan,
3-Month LIBOR + 0.00%, PIK Rate 12.25%, Cash Rate 0.00%, 12.25% (A), 12/29/2023 (E) (F)	496,266	210,913
CHI Overhead Doors, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 07/31/2025	605,766	609,552
CNT Holdings I Corp.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 7.50% (A), 10/16/2028	205,369	209,477
Term Loan,
6-Month LIBOR + 3.75%, 4.50% (A), 11/08/2027	675,378	678,965

		1,708,907

Household Products - 0.0% (D)
Diamond BV
Term Loan,
3-Month LIBOR + 3.00%, 3.12% (A), 09/06/2024	480,937	478,231

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (D)
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (A), 12/09/2021	$ 279,045	$ 277,301

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (A), 05/09/2025	1,075,965	1,070,485
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 01/25/2024	684,636	685,920
Hub International, Ltd.
Term Loan B,
2-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 2.91% - 2.97% (A), 04/25/2025	1,296,953	1,286,009
Hyperion Insurance Group, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 12/20/2024	668,100	667,891
LEB Holdings, Inc
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (A), 11/02/2027	405,156	406,422
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (A), 12/31/2025	1,230,698	1,221,851

		5,338,578

IT Services - 0.3%
Banff Merger Sub, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.37% (A), 10/02/2025	929,884	927,300
Moneygram International, Inc.
Term Loan B,
3-Month LIBOR + 6.00%, 7.00% (A), 06/30/2023	587,882	584,453
PI US MergerCo, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 01/03/2025	1,225,846	1,223,164
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (A), 11/03/2023	1,478,045	1,477,634
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.25%, 3.75% (A), 11/02/2026	340,186	340,016
Verra Mobility Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (A), 02/28/2025	544,587	543,396

		5,095,963

Transamerica Funds	Page 22

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.1%
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 2.81% (A), 09/27/2024	$ 815,688	$ 814,537
PPD, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 2.75% (A), 01/13/2028	479,687	480,961

		1,295,498

Machinery - 0.1%
Alliance Laundry Systems LLC
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (A), 10/08/2027	403,345	404,569
Crosby US Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.75%, 4.88% (A), 06/26/2026	421,942	416,141
Gardner Denver, Inc.
Term Loan B2,
1-Month LIBOR + 1.75%, 1.87% (A), 03/01/2027	411,050	409,949
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 03/20/2025	784,038	776,197

		2,006,856

Media - 0.4%
Arches Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.00%, 4.50% (A), 12/06/2027	689,607	691,762
Cogeco Communications Finance, LP
Term Loan B,
1-Month LIBOR + 2.00%, 2.12% (A), 01/03/2025	915,203	910,881
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 2.63% (A), 04/15/2027	696,252	693,206
E.W. Scripps Co.
Term Loan B3,
TBD, 01/07/2028 (K) (M)	423,214	422,817
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 2.64% (A), 01/02/2026	373,843	373,220
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.75%, 2.89% (A), 09/18/2026	502,433	502,825
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 2.87% (A), 07/31/2025	302,942	299,297
Rentpath, Inc.
2nd Lien Term Loan,
TBD, 12/17/2022 (F) (M) (N)	765,000	5,738
Terrier Media Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.37% (A), 12/17/2026	1,014,262	1,013,839

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (A), 03/15/2026	$ 848,152	$ 848,284
UPC Broadband Holding BV
Term Loan B1,
1-Month LIBOR + 3.50%, 3.63% (A), 01/31/2029	311,474	311,387
Term Loan B2,
1-Month LIBOR + 3.50%, 3.63% (A), 01/31/2029	311,474	311,387
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 2.63% (A), 04/30/2028	559,305	556,159

		6,940,802

Metals & Mining - 0.1%
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	870,971	805,213
WP CPP Holdings LLC
Term Loan,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.75% (A), 04/30/2025	804,410	772,233

		1,577,446

Oil, Gas & Consumable Fuels - 0.2%
Buckeye Partners, LP
Term Loan B,
1-Month LIBOR + 2.75%, 2.90% (A), 11/01/2026	525,033	524,967
EG America LLC
2nd Lien Term Loan,
3-Month LIBOR + 8.00%, 9.00% (A), 04/20/2026	175,229	170,849
Term Loan,
3-Month LIBOR + 4.00%, 4.25% (A), 02/07/2025	964,362	961,951
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.25% (A), 10/30/2024	555,318	550,459
Osum Production Corp.
Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 07/31/2022	658,780	642,311

		2,850,537

Paper & Forest Products - 0.0% (D)
Vertical Midco GmbH
Term Loan B,
6-Month LIBOR + 4.25%, 4.48% (A), 07/30/2027	738,245	743,577

Personal Products - 0.0% (D)
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.38% (A), 04/07/2025	767,786	721,239

Transamerica Funds	Page 23

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.2%
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.62% (A), 09/26/2024	$ 907,997	$ 906,011
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.63% (A), 05/04/2025	701,656	693,470
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (A), 11/27/2025	834,901	834,007
1-Month LIBOR + 3.00%, 3.12% (A), 06/02/2025	107,014	107,107
Endo Luxembourg Finance Co. I SARL
Term Loan B,
3-Month LIBOR + 4.25%, 5.00% (A), 04/29/2024	1,065,019	1,058,172

		3,598,767

Professional Services - 0.1%
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 05/09/2024	784,412	783,291

Real Estate Management & Development - 0.2%
Brookfield WEC Holdings, Inc.
Term Loan,
TBD, 08/01/2025 (M)	894,222	892,550
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (A), 04/18/2024	1,307,395	1,291,706
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (A), 08/21/2025	857,145	850,716

		3,034,972

Road & Rail - 0.1%
Genesee & Wyoming, Inc.
Term Loan,
3-Month LIBOR + 2.00%, 2.25% (A), 12/30/2026	338,770	338,467
PODS LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (A), 12/06/2024	493,892	494,921

		833,388

Semiconductors & Semiconductor Equipment - 0.1%
Bright Bidco BV
Term Loan B,
6-Month LIBOR + 3.50%, 4.50% (A), 06/30/2024	1,078,250	628,754
MaxLinear, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 3.25% (A), 05/12/2024	409,814	409,814

		1,038,568

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 1.1%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (A), 09/19/2024	$ 593,504	$ 593,912
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 8.00% (A), 09/19/2025	249,232	250,685
Barracuda Networks, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 02/12/2025	678,300	678,512
CCC Information Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (A), 04/29/2024	786,826	788,055
Comet Acquisition, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.50% (A), 10/24/2025	791,294	783,381
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 5.23% (A), 07/02/2026	849,119	838,505
Cornerstone OnDemand, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.38% (A), 04/22/2027	614,071	616,681
DCert Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.12% (A), 10/16/2026	975,305	974,696
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 8.75% (A), 07/31/2028	109,907	114,371
Term Loan,
1-Month LIBOR + 4.25%, 4.25% (A), 07/30/2027	859,845	863,069
Finastra USA, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 4.50% (A), 06/13/2024	1,005,672	985,199
2nd Lien Term Loan,
6-Month LIBOR + 7.25%, 8.25% (A), 06/13/2025	265,000	265,000
Greeneden US Holdings II LLC
Term Loan B,
1-Month LIBOR + 4.00%, 4.75% (A), 12/01/2027	869,218	871,825
Informatica LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (A), 02/25/2027	552,260	550,304
ION Trading Technologies SARL
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (A), 11/21/2024	632,249	630,669
McAfee LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (A), 09/30/2024	1,118,367	1,120,696
Navicure, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.75% (A), 10/22/2026	676,964	678,657
NIC Acquisition Corp.
Second Lien Term Loan,
TBD, 01/14/2029 (K) (M)	126,316	127,579
Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 12/29/2027 (K)	300,762	301,138

Transamerica Funds	Page 24

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
nThrive, Inc.
1st Lien Term Loan,
TBD, 01/15/2028 (K) (M)	$ 173,636	$ 173,853
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.62% (A), 06/01/2026	1,010,982	1,007,696
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (A), 03/03/2023	676,385	673,041
Sophia, LP
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (A), 10/07/2027	950,034	952,647
SS&C European Holdings SARL
Term Loan B4,
1-Month LIBOR + 1.75%, 1.87% (A), 04/16/2025	84,794	84,276
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.87% (A), 04/16/2025	111,355	110,674
Term Loan B5,
1-Month LIBOR + 1.75%, 1.87% (A), 04/16/2025	221,404	220,242
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 7.50% (A), 05/03/2027	144,420	149,114
Term Loan,
3-Month LIBOR + 3.25%, 4.00% (A), 05/04/2026	481,862	483,428
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (A), 05/04/2026	395,541	396,777
VS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (A), 02/28/2027	406,568	406,229

		16,690,911

Specialty Retail - 0.2%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 5.75% (A), 09/25/2024	1,039,993	1,039,993
Belron Finance US LLC
Term Loan B3,
3-Month LIBOR + 2.25%, 2.46% (A), 10/30/2026	339,865	338,591
JP Intermediate B LLC
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (A), 11/20/2025	292,088	269,451
PetSmart, Inc.
Term Loan B,
TBD, 01/27/2028 (K) (M)	160,470	160,270

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
RV Retailer, LLC
Term Loan B,
TBD, 01/28/2028 (K) (M)	$ 508,472	$ 505,294
Wand NewCo 3, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.12% (A), 02/05/2026	603,339	597,607

		2,911,206

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.94% (A), 11/06/2023	826,092	812,668
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 2.72% (A), 08/28/2026	573,097	570,709

		1,383,377

Textiles, Apparel & Luxury Goods - 0.1%
Samsonite International SA
Term Loan B2,
1-Month LIBOR + 4.50%, 5.50% (A), 04/25/2025	674,610	678,405
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	558,623	535,230

		1,213,635

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.00% (A), 12/12/2025	732,877	699,897
Univar, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 2.37% (A), 07/01/2024	506,058	505,932
Term Loan B5,
1-Month LIBOR + 2.00%, 2.12% (A), 07/01/2026	109,410	108,909

		1,314,738

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B12,
1-Month LIBOR + 3.69%, 3.81% (A), 01/31/2026	1,538,011	1,530,801
Term Loan B13,
1-Month LIBOR + 4.00%, 4.13% (A), 08/14/2026	353,976	353,146

Transamerica Funds	Page 25

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services (continued)
CCI Buyer, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (A), 12/17/2027 (K)	$ 713,653	$ 718,113
Eagle Broadband Investments LLC
Term Loan,
3-Month LIBOR + 3.00%, 3.75% (A), 11/12/2027	407,662	409,395

		3,011,455

Total Loan Assignments (Cost $141,795,748)		141,539,590

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury - 1.5%
U.S. Treasury Bond
1.25%, 05/15/2050	4,517,400	3,892,023
1.38%, 08/15/2050 (I)	20,873,000	18,580,231
U.S. Treasury Note
0.88%, 11/15/2030 (I)	740,000	725,084
1.75%, 11/15/2029 (I)	600,000	639,399

Total U.S. Government Obligations (Cost $24,744,331)		23,836,737

	Shares	Value
COMMON STOCKS - 0.0% (D)
Household Durables - 0.0% (D)
API Heat Transfer Intermediate Corp. (F) (H)	472,381	4,724

Machinery - 0.0% (D)
Ameriforge Group, Inc. (F) (G) (H)	2,679	128,592

Total Common Stocks (Cost $247,541)		133,316

PREFERRED STOCKS - 1.2%
Banks - 0.4%
Bank of America Corp.,
Series K*, Fixed until 12/15/2066, 6.45% (A) (I)	6,800	185,504
Customers Bancorp, Inc.,
5.38%	87,000	2,201,979
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.01% (A)	136,300	3,614,676

		6,002,159

Capital Markets - 0.0% (D)
Oaktree Capital Group LLC,
Series B, 6.55%	8,834	243,023

Equity Real Estate Investment Trusts - 0.1%
Office Properties Income Trust,
5.88%	92,487	2,348,245

Household Durables - 0.0% (D)
API Heat Transfer Intermediate Corp.,
0.00% (F) (H)	100,682	10,068

	Shares	Value
PREFERRED STOCKS (continued)
Insurance - 0.2%
American Equity Investment Life Holding Co.,
Series A, Fixed until 12/01/2024, 5.95% (A) (I)	86,295	$ 2,209,152
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A) (I)	10,512	300,854

		2,510,006

Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (A)	120,898	2,953,538

Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Operating, LP,
Series E, Fixed until 05/15/2024, 7.60% (A) (I)	185,150	4,077,003

Real Estate Management & Development - 0.0% (D)
Brookfield Property Partners, LP,
Series A-1, 6.50%	29,003	717,244

Total Preferred Stocks (Cost $19,346,386)		18,861,286

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury Bill
0.10% (O), 03/09/2021 (P)	$ 20,000,000	19,998,850

Total Short-Term U.S. Government Obligation (Cost $19,997,836)		19,998,850

	Shares	Value

SHORT-TERM INVESTMENT COMPANY - 5.8%
Money Market Fund - 5.8%
State Street Institutional U.S. Government Money Market Fund, 0.03% (O)	91,135,771	91,135,771

Total Short-Term Investment Company (Cost $91,135,771)		91,135,771

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (O)	62,480,486	62,480,486

Total Other Investment Company (Cost $62,480,486)		62,480,486

Total Investments (Cost $1,581,154,650)		1,646,488,877
Net Other Assets (Liabilities) - (3.8)%		(60,312,276)

Net Assets - 100.0%		$ 1,586,176,601

Transamerica Funds	Page 26

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(1,405)	03/22/2021	$(193,579,305)	$(192,528,906)	$1,050,399	$—
10-Year U.S. Treasury Ultra Note	(986)	03/22/2021	(153,205,362)	(151,674,531)	1,530,831	—
30-Year U.S. Treasury Bond	(542)	03/22/2021	(94,650,451)	(91,445,563)	3,204,888	—
German Euro BOBL	(118)	03/08/2021	(19,374,464)	(19,367,644)	6,820	—
German Euro Bund	(138)	03/08/2021	(29,772,625)	(29,684,028)	88,597	—
U.S. Treasury Ultra Bond	(711)	03/22/2021	(153,763,651)	(145,555,031)	8,208,620	—

Total Futures Contracts					$14,090,155	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	03/17/2021	USD	30,687,254	EUR	25,204,094	$68,196	$—
JPMS	04/15/2021	USD	83,082,038	EUR	68,200,000	176,793	—
JPMS	04/15/2021	EUR	2,370,000	USD	2,877,514	3,504	—

Total						$248,493	$—

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$45,060,164	$—	$45,060,164
Convertible Bond	—	—	459,000	459,000
Corporate Debt Securities	—	1,085,051,266	—	1,085,051,266
Foreign Government Obligations	—	157,932,411	—	157,932,411
Loan Assignments	—	141,539,590	—	141,539,590
U.S. Government Obligations	—	23,836,737	—	23,836,737
Common Stocks	—	4,724	128,592	133,316
Preferred Stocks	18,851,218	10,068	—	18,861,286
Short-Term U.S. Government Obligation	—	19,998,850	—	19,998,850
Short-Term Investment Companies	91,135,771	—	—	91,135,771
Other Investment Company	62,480,486	—	—	62,480,486

Total Investments	$172,467,475	$1,473,433,810	$587,592	$1,646,488,877

Other Financial Instruments
Futures Contracts (S)	$14,090,155	$—	$—	$14,090,155
Forward Foreign Currency Contracts (S)	—	248,493	—	248,493

Total Other Financial Instruments	$14,090,155	$248,493	$—	$14,338,648

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $375,808,383, representing 23.7% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $403,434,258, representing 25.4% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Page 27

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS: (continued)

(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Bond	Hi-Crush, Inc. PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026	10/08/2020	$413,504	$459,000	0.0	%(D)
Loan Assignments	API Heat Transfer ThermaSys Corp. 2nd Lien Term Loan, 3-Month LIBOR + 0.00%, PIK Rate 12.25%, Cash Rate 0.00%, 12.25%, 12/29/2023	12/31/2018 - 12/31/2020	496,266	210,913	0.0	(D)
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan, TBD, 12/17/2022	02/08/2018 - 03/15/2018	764,338	5,738	0.0	(D)
Common Stocks	API Heat Transfer Intermediate Corp.	12/31/2018	156,455	4,724	0.0	(D)
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	128,592	0.0	(D)
Preferred Stocks	API Heat Transfer Intermediate Corp., 0.00%	12/31/2018	100,682	10,068	0.0	(D)

Total			$2,022,513	$819,035	0.0	%(D)

(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $602,384, representing less than 0.1% of the Fund’s net assets.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $75,143,041, collateralized by cash collateral of $62,480,486 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,221,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2021; the maturity date disclosed is the ultimate maturity date.
(M)	All or a portion of the security represents unsettled loan commitments at January 31, 2021 where the rate will be determined at time of settlement.
(N)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2021, the value of this security is $5,738, representing less than 0.1% of the Fund’s net assets.
(O)	Rates disclosed reflect the yields at January 31, 2021.
(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $19,998,850.
(Q)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

Transamerica Funds	Page 28

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 29

Transamerica Unconstrained Bond

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 30